Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Dec. 31, 2010	Feb. 17, 2011	Jun. 30, 2010
Document and Entity Information
Document Type	8-K
Document Period End Date	Dec 31, 2010
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Fiscal Year Focus	2010
Entity Registrant Name	DUKE REALTY CORP
Entity Central Index Key	0000783280
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		252,520,708
Entity Public Float			$ 2.8

Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Land and improvements	$ 1,166,409	$ 1,106,016
Buildings and tenant improvements	5,396,339	5,284,103
Construction in progress	61,205	103,298
Investments in and advances to unconsolidated companies	367,445	501,121
Undeveloped land	625,353	660,723
Real Estate Investment Property, at Cost, Total	7,616,751	7,655,261
Accumulated depreciation	(1,290,417)	(1,311,733)
Net real estate investments	6,326,334	6,343,528
Real estate investments and related assets held- for- sale	394,287
Cash and cash equivalents	18,384	147,322
Accounts receivable, net of allowance of $2,945 and $3,198	22,588	20,604
Straight-line rent receivable, net of allowance of $7,260 and $6,929	125,185	131,934
Receivables on construction contracts, including retentions	7,408	18,755
Deferred financing costs, net of accumulated amortization of $46,407 and $37,577	46,320	54,489
Deferred leasing and other costs, net of accumulated amortization of $269,000 and $240,151	517,934	371,286
Escrow deposits and other assets	185,836	216,361
Assets, Total	7,644,276	7,304,279
LIABILITIES AND EQUITY
Secured debt	1,065,628	785,797
Unsecured notes	2,948,405	3,052,465
Unsecured lines of credit	193,046	15,770
Long-term Debt, Total	4,207,079	3,854,032
Liabilities related to real estate investments held-for-sale	14,732
Construction payables and amounts due subcontractors, including retentions	44,782	43,147
Accrued real estate taxes	83,615	84,347
Accrued interest	62,407	62,971
Other accrued expenses	61,448	48,758
Other liabilities	129,860	198,906
Tenant security deposits and prepaid rents	50,450	44,258
Total liabilities	4,654,373	4,336,419
Shareholders' equity:
Preferred shares ( $.01 par value); 5,000 shares authorized; 3,618 and 4,067 shares issued and outstanding	904,540	1,016,625
Common shares ( $.01 par value); 400,000 shares authorized; 252,195 and 224,029 shares issued and outstanding	2,522	2,240
Additional paid-in capital	3,573,720	3,267,196
Accumulated other comprehensive loss	(1,432)	(5,630)
Distributions in excess of net income	(1,533,740)	(1,355,086)
Total shareholders' equity	2,945,610	2,925,345
Noncontrolling interests	44,293	42,515
Total equity	2,989,903	2,967,860
Liabilities and Stockholders' Equity, Total	$ 7,644,276	$ 7,304,279

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 2,945	$ 3,198
Straight-line rent receivable, allowance	7,260	6,929
Deferred financing costs, accumulated amortization	46,407	37,577
Deferred leasing and other costs, accumulated amortization	$ 269,000	$ 240,151
Preferred shares, par value	$ 0.01	$ 0.01
Preferred shares, shares authorized	5,000	5,000
Preferred shares, shares issued	3,618	4,067
Preferred shares, shares outstanding	3,618	4,067
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares authorized	400,000	400,000
Common shares, shares issued	252,195	224,029
Common shares, shares outstanding	252,195	224,029

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Rental and related revenue	$ 869,130	$ 830,993	$ 791,855
General contractor and service fee revenue	515,361	449,509	434,624
Revenues, Total	1,384,491	1,280,502	1,226,479
Expenses:
Rental expenses	194,904	189,175	176,499
Real estate taxes	116,688	110,058	94,683
General contractor and other services expenses	486,865	427,666	418,743
Depreciation and amortization	346,789	320,965	289,744
Costs and Expenses, Total	1,145,246	1,047,864	979,669
Other operating activities:
Equity in earnings of unconsolidated companies	7,980	9,896	23,817
Gain on sale of properties	39,662	12,337	39,057
Earnings from sales of land		357	12,651
Undeveloped land carrying costs	(9,203)	(10,403)	(8,204)
Impairment charges	(9,834)	(275,360)	(10,165)
Other operating expenses	(1,231)	(1,017)	(8,298)
General and administrative expense	(41,329)	(47,937)	(39,508)
Other Operating Transactions Total	(13,955)	(312,127)	9,350
Operating income (loss)	225,290	(79,489)	256,160
Other income (expenses):
Interest and other income, net	534	1,229	1,451
Interest expense	(237,848)	(204,573)	(181,637)
Gain (loss) on debt transactions	(16,349)	20,700	1,953
Gain (loss) on acquisitions, net	55,820	(1,062)
Income (loss) from continuing operations before income taxes	27,447	(263,195)	77,927
Income tax benefit (expense)	1,126	6,070	7,005
Income (loss) from continuing operations	28,573	(257,125)	84,932
Discontinued operations:
Income before impairment charges and gain on sales	3,635	6,055	9,781
Impairment charges		(27,206)	(1,266)
Gain on sale of depreciable properties	33,054	6,786	16,961
Income (loss) from discontinued operations	36,689	(14,365)	25,476
Net income (loss)	65,262	(271,490)	110,408
Dividends on preferred shares	(69,468)	(73,451)	(71,426)
Adjustments for repurchase of preferred shares	(10,438)		14,046
Net (income) loss attributable to noncontrolling interests	536	11,340	(2,620)
Net income (loss) attributable to common shareholders	$ (14,108)	$ (333,601)	$ 50,408
Basic net income (loss) per common share:
Continuing operations attributable to common shareholders (in dollars per share)	$ (0.22)	$ (1.6)	$ 0.16
Discontinued operations attributable to common shareholders (in dollars per share)	$ 0.15	$ (0.07)	$ 0.17
Total (in dollars per share)	$ (0.07)	$ (1.67)	$ 0.33
Diluted net income (loss) per common share:
Continuing operations attributable to common shareholders (in dollars per share)	$ (0.22)	$ (1.6)	$ 0.16
Discontinued operations attributable to common shareholders (in dollars per share)	$ 0.15	$ (0.07)	$ 0.17
Total (in dollars per share)	$ (0.07)	$ (1.67)	$ 0.33
Weighted average number of common shares outstanding (in shares)	238,920	201,206	146,915
Weighted average number of common shares and potential dilutive securities (in shares)	238,920	201,206	154,553

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income (loss)	$ 65,262	$ (271,490)	$ 110,408
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of buildings and tenant improvements	271,058	266,803	246,441
Amortization of deferred leasing and other costs	89,126	73,323	68,511
Amortization of deferred financing costs	13,897	13,679	13,640
Straight-line rent adjustment	(15,233)	(18,832)	(15,118)
Impairment charges	9,834	302,567	11,431
(Gain) loss on debt extinguishment	16,349	(20,700)	(1,953)
(Gain) loss on acquisitions	(57,715)	1,062
Deferred tax asset valuation allowance		7,278
Earnings from land and depreciated property sales	(72,716)	(19,480)	(29,612)
Build-for-Sale operations, net		14,482	80,751
Third-party construction contracts, net	(6,449)	(4,583)	125,855
Other accrued revenues and expenses, net	68,892	47,830	26,875
Operating distributions received in excess of equity in earnings from unconsolidated companies	8,851	8,533	5,618
Net cash provided by operating activities	391,156	400,472	642,847
Cash flows from investing activities:
Development of real estate investments	(119,404)	(268,890)	(436,256)
Acquisition of real estate investments and related intangible assets, net of cash acquired	(488,539)	(31,658)	(20,123)
Acquisition of undeveloped land	(14,404)	(5,474)	(40,893)
Second generation tenant improvements, leasing costs and building improvements	(88,723)	(79,054)	(74,814)
Other deferred leasing costs	(38,905)	(23,329)	(30,498)
Other assets	(7,260)	(392)	281
Proceeds from land and depreciated property sales, net	499,520	256,330	116,563
Capital distributions from unconsolidated companies	22,119	0	95,392
Capital contributions and advances to unconsolidated companies, net	(53,194)	(23,481)	(132,244)
Net cash used for investing activities	(288,790)	(175,948)	(522,592)
Cash flows from financing activities:
Proceeds from issuance of common shares, net	298,004	551,136	17,100
Proceeds from issuance of preferred shares, net			290,014
Payments for repurchases of preferred shares	(118,787)		(12,405)
Proceeds from unsecured debt issuance	250,000	500,000	325,000
Payments on and repurchases of unsecured debt	(392,597)	(707,016)	(261,479)
Proceeds from secured debt financings	4,158	290,418
Payments on secured indebtedness including principal amortization	(207,060)	(11,396)	(55,600)
Borrowings (payments) on lines of credit, net	177,276	(467,889)	(62,408)
Distributions to common shareholders	(162,015)	(151,333)	(283,375)
Distributions to preferred shareholders	(69,468)	(73,451)	(71,439)
Contributions from (distributions to) noncontrolling interests, net	(5,741)	(1,524)	(12,837)
Cash settlement of interest rate swaps			(14,625)
Deferred financing costs	(5,074)	(28,679)	(3,681)
Net cash used for financing activities	(231,304)	(99,734)	(145,735)
Net increase (decrease) in cash and cash equivalents	(128,938)	124,790	(25,480)
Cash and cash equivalents at beginning of year	147,322	22,532	48,012
Cash and cash equivalents at end of year	18,384	147,322	22,532
Non-cash investing and financing activities:
Assumption of indebtedness and other liabilities for real estate acquisitions	527,464		39,480
Contribution of properties to, net of debt assumed by, unconsolidated companies	41,609	20,663	133,312
Investments and advances related to acquisition of previously unconsolidated companies	184,140	206,852
Distribution of property from unconsolidated company			76,449
Conversion of Limited Partner Units to common shares	$ (8,055)	$ 592	$ 13,149

Consolidated Statement of Changes in Equity (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Distributions in Excess of Net Income	Non- Controlling Interests
Balance at Dec. 31, 2007	$ 2,861,740	$ 744,000	$ 1,462	$ 2,667,286	$ (1,279)	$ (632,967)	$ 83,238
Comprehensive Income (Loss):
Net income (loss)	110,408					107,788	2,620
Derivative instrument activity	(7,373)				(7,373)
Comprehensive income (loss)	103,035
Preferred Stock Issued During Period, Value, New Issues	290,000	300,000		(10,000)
Issuance of common shares	15,491		9	15,482
Stock based compensation plan activity	13,668		2	15,683		(2,017)
Conversion of Limited Partner Units	(3,916)		11	13,138			(17,065)
Distributions to preferred shareholders	(71,426)					(71,426)
Repurchase of preferred shares	(12,405)	(27,375)		924		14,046
Distributions to common shareholders	(283,375)					(283,375)
Distributions to noncontrolling interests, net	(12,837)					0	(12,837)
Balance at Dec. 31, 2008	2,899,975	1,016,625	1,484	2,702,513	(8,652)	(867,951)	55,956
Comprehensive Income (Loss):
Net income (loss)	(271,490)					(260,150)	(11,340)
Derivative instrument activity	3,022				3,022
Comprehensive income (loss)	(268,468)
Issuance of common shares	551,404		752	550,652
Stock based compensation plan activity	11,257		2	13,441		(2,186)
Conversion of Limited Partner Units			2	590		(15)	(577)
Distributions to preferred shareholders	(73,451)					(73,451)
Distributions to common shareholders	(151,333)					(151,333)
Distributions to noncontrolling interests, net	(1,524)						(1,524)
Balance at Dec. 31, 2009	2,967,860	1,016,625	2,240	3,267,196	(5,630)	(1,355,086)	42,515
Comprehensive Income (Loss):
Net income (loss)	65,262					65,798	(536)
Derivative instrument activity	4,198				4,198
Comprehensive income (loss)	69,460
Issuance of common shares	298,066		265	297,801
Stock based compensation plan activity	10,528		3	13,056		(2,531)
Conversion of Limited Partner Units			14	(8,069)			8,055
Distributions to preferred shareholders	(69,468)					(69,468)
Repurchase of preferred shares	(118,787)	(112,085)		3,736		(10,438)
Distributions to common shareholders	(162,015)					(162,015)
Distributions to noncontrolling interests, net	(5,741)						(5,741)
Balance at Dec. 31, 2010	$ 2,989,903	$ 904,540	$ 2,522	$ 3,573,720	$ (1,432)	$ (1,533,740)	$ 44,293

Consolidated Statement of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Distributions to common shareholders, per share	$ 0.68	$ 0.76	$ 1.93

The Company	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
The Company
The Company
Substantially all of our Rental Operations (see Note 9) are conducted through Duke Realty Limited Partnership (“DRLP”). We owned approximately 98.0% of the common partnership interests of DRLP (“Units”) at December 31, 2010. At the option of the holders, subject to certain restrictions, the remaining Units are redeemable for shares of our common stock on a one-to-one basis and earn dividends at the same rate as shares of our common stock. If determined to be necessary in order to continue to qualify as a real estate investment trust (“REIT”), we may elect to purchase the Units for an equivalent amount of cash rather than issuing shares of common stock upon redemption. We conduct our Service Operations (see Note 9) through Duke Realty Services, LLC, Duke Realty Services Limited Partnership and Duke Construction Limited Partnership (“DCLP”). DCLP is owned through a taxable REIT subsidiary. The terms “we”, “us” and “our” refer to Duke Realty Corporation and subsidiaries (the “Company”) and those entities owned or controlled by the Company.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
FASB Codification
On July 1, 2009, the Financial Accounting Standards Board (“FASB”) issued the FASB Accounting Standards Codification (“ASC” or the “Codification”) that established the exclusive authoritative reference for accounting principles generally accepted in the United States of America (“GAAP”) for use in financial statements, except for SEC rules and interpretive releases, which are also authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards but did not impact any of our existing accounting policies.
Principles of Consolidation
The consolidated financial statements include our accounts and the accounts of our majority-owned or controlled subsidiaries. The equity interests in these controlled subsidiaries not owned by us are reflected as noncontrolling interests in the consolidated financial statements. All significant intercompany balances and transactions have been eliminated in the consolidated financial statements. Investments in entities that we do not control, and variable interest entities (“VIEs”) in which we are not the primary beneficiary, are not consolidated and are reflected as investments in unconsolidated companies under the equity method of reporting.
Reclassifications
Certain amounts in the accompanying consolidated financial statements for 2009 and 2008 have been reclassified to conform to the 2010 consolidated financial statement presentation.
Real Estate Investments
Rental real property, including land, land improvements, buildings and tenant improvements, are included in real estate investments and are generally stated at cost. Construction in process and undeveloped land are included in real estate investments and are stated at cost. Real estate investments also include our equity interests in unconsolidated joint ventures that own and operate rental properties and hold land for development.

Depreciation
Buildings and land improvements are depreciated on the straight-line method over their estimated lives not to exceed 40 and 15 years, respectively, for properties that we develop, and not to exceed 30 and 10 years, respectively, for acquired properties. Tenant improvement costs are depreciated using the straight-line method over the term of the related lease.
Cost Capitalization
Direct and certain indirect costs clearly associated with the development, construction, leasing or expansion of real estate investments are capitalized as a cost of the property. In addition, all leasing commissions paid to third parties for new leases or lease renewals are capitalized. We capitalize a portion of our indirect costs associated with our construction, development and leasing efforts. In assessing the amount of direct and indirect costs to be capitalized, allocations are made based on estimates of the actual amount of time spent in each activity. We do not capitalize any costs attributable to downtime or to unsuccessful projects.
We capitalize direct and indirect project costs associated with the initial construction of a property up to the time the property is substantially complete and ready for its intended use. In addition, we capitalize costs, including real estate taxes, insurance, and utilities, that have been allocated to vacant space based on the square footage of the portion of the building not held available for immediate occupancy during the extended lease-up periods after construction of the building shell has been completed if costs are being incurred to ready the vacant space for its intended use. If costs and activities incurred to ready the vacant space cease, then cost capitalization is also discontinued until such activities are resumed. Once necessary work has been completed on a vacant space, project costs are no longer capitalized.
We cease capitalization of all project costs on extended lease-up periods when significant activities have ceased, which does not exceed the shorter of a one-year period after the completion of the building shell or when the property attains 90% occupancy.
Impairment
We evaluate our real estate assets, with the exception of those that are classified as held- for- sale, for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If such an evaluation is considered necessary, we compare the carrying amount of that real estate asset, or asset group, with the expected undiscounted cash flows that are directly associated with, and that are expected to arise as a direct result of, the use and eventual disposition of that asset, or asset group. Our estimate of the expected future cash flows used in testing for impairment is based on, among other things, our estimates regarding future market conditions, rental rates, occupancy levels, costs of tenant improvements, leasing commissions and other tenant concessions, assumptions regarding the residual value of our properties at the end of our anticipated holding period and the length of our anticipated holding period and is, therefore, subjective by nature. These assumptions could differ materially from actual results. If our strategy changes or if market conditions otherwise dictate a reduction in the holding period and an earlier sale date, an impairment loss could be recognized and such loss could be material. To the extent the carrying amount of a real estate asset, or asset group, exceeds the associated estimate of undiscounted cash flows, an impairment loss is recorded to reduce the carrying value of the asset to its fair value.

The determination of the fair value of real estate assets is also highly subjective, especially in markets where there is a lack of recent comparable transactions. We primarily utilize the income approach to estimate the fair value of our income producing real estate assets. To the extent that the assumptions used in testing long-lived assets for impairment differ from those of a marketplace participant, the assumptions are modified in order to estimate the fair value of a real estate asset when an impairment charge is measured. In addition to determining future cash flows, which make the estimation of a real estate asset’s undiscounted cash flows highly subjective, the selection of the discount rate and exit capitalization rate used in applying the income approach is also highly subjective.
Real estate assets classified as held- for- sale are reported at the lower of their carrying value or their fair value, less estimated costs to sell. Once a property is designated as held-for-sale, no further depreciation expense is recorded.
Purchase Accounting
On January 1, 2009, we adopted the new accounting standard (FASB ASC 805) on purchase accounting, which required acquisition related costs to be expensed immediately as period costs. This new standard also requires that (i) 100% of the assets and liabilities of an acquired entity, as opposed to the amount proportional to the portion acquired, must be recorded at fair value upon an acquisition and (ii) a gain or loss must be recognized for the difference between the fair value and the carrying value of any existing ownership interests in acquired entities. Finally, this new standard requires that contingencies arising from a business combination be recorded at fair value if the acquisition date fair value can be determined during the measurement period.
We allocate the purchase price of acquired properties to net tangible and identified intangible assets based on their respective fair values, using all pertinent information available at the date of acquisition. The allocation to tangible assets (buildings, tenant improvements and land) is based upon management’s determination of the value of the property as if it were vacant using discounted cash flow models similar to those used by independent appraisers. Factors considered by management include an estimate of carrying costs during the expected lease-up periods considering current market conditions, and costs to execute similar leases. The purchase price of real estate assets is also allocated among three categories of intangible assets consisting of the above or below market component of in-place leases, the value of in-place leases and the value of customer relationships.
The value allocable to the above or below market component of an acquired in-place lease is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between (i) the contractual amounts to be paid pursuant to the lease over its remaining term and (ii) management’s estimate of the amounts that would be paid using fair market rates over the remaining term of the lease. The amounts allocated to above market leases are included in deferred leasing and other costs in the balance sheet and below market leases are included in other liabilities in the balance sheet; both are amortized to rental income over the remaining terms of the respective leases.
The total amount of intangible assets is further allocated to in-place lease values and to customer relationship values based upon management’s assessment of their respective values. These intangible assets are included in deferred leasing and other costs in the balance sheet and are depreciated over the remaining term of the existing lease, or the anticipated life of the customer relationship, as applicable.

Joint Ventures
We have equity interests in unconsolidated joint ventures that own and operate rental properties and hold land for development. We consolidate those joint ventures that are considered to be variable interest entities (“VIEs”) where we are the primary beneficiary. We analyze our investments in joint ventures to determine if the joint venture is considered a VIE and would require consolidation. We (i) evaluate the sufficiency of the total equity investment at risk, (ii) review the voting rights and decision-making authority of the equity investment holders as a group, and whether there are any guaranteed returns, protection against losses, or capping of residual returns within the group and (iii) establish whether activities within the venture are on behalf of an investor with disproportionately few voting rights in making this VIE determination. We would consolidate a venture that is determined to be a VIE if we were the primary beneficiary.
On January 1, 2010, we adopted a new accounting standard that eliminated the primarily quantitative model previously in effect to determine the primary beneficiary of a VIE and replaced it with a qualitative model that focuses on which entities have the power to direct the activities of the VIE as well as the obligation or rights to absorb the VIE’s losses or receive its benefits. This new standard requires assessments at each reporting period of which party within the VIE is considered the primary beneficiary and also requires a number of new disclosures related to VIEs. The reconsideration of the initial determination of VIE status is still based on the occurrence of certain events. We were not the primary beneficiary of any VIEs at January 1, 2010 and the implementation of this new accounting standard did not have a material impact on our results of operation or financial condition.
During 2010, events took place within two of our unconsolidated joint ventures that required us to re-evaluate our previous conclusions that these two joint ventures were not VIEs. Upon reconsideration, we determined that the fair values of the equity investments at risk were not sufficient, when considering their overall capital requirements, and we therefore concluded that these two ventures now meet the applicable criteria to be considered VIEs.
These two joint ventures were formed with the sole purpose of developing, constructing, leasing, marketing and selling properties for a profit. The majority of the business activities of these joint ventures are financed with third-party debt, with joint and several guarantees provided by the joint venture partners. All significant decisions for both joint ventures, including those decisions that most significantly impact each venture’s economic performance, require unanimous joint venture partner approval as well as, in certain cases, lender approval. In both joint ventures, unanimous joint venture partner approval requirements include entering into new leases, setting annual operating budgets, selling an underlying property, and incurring additional indebtedness. Because no single variable interest holder exercises control over the decisions that most significantly affect each venture’s economic performance, we determined that the equity method of accounting is still appropriate for these joint ventures.

The following is a summary of the carrying value in our consolidated balance sheet, as well as our maximum loss exposure under guarantees, for entities we have determined to be VIEs as of December 31, 2010:

	Carrying Value	Maximum Loss Exposure
Investment in Unconsolidated Company	$ 31.7 million	$ 31.7 million
Guarantee Obligations (1)	$ (25.2) million	$ (63.7) million

(1)
We are party to joint and several guarantees of the third-party debt of both of these joint ventures and our maximum loss exposure is equal to the maximum monetary obligation pursuant to the guarantee agreements. In 2009, we recorded a liability for our probable future obligation under a guarantee to the lender of one of these ventures. Pursuant to an agreement with the lender, we may make member loans to this joint venture that will reduce our maximum guarantee obligation on a dollar- for- dollar basis. The carrying value of our recorded guarantee obligations is included in other liabilities in our Consolidated Balance Sheets.

To the extent that our joint ventures do not qualify as VIEs, we consolidate those joint ventures that we control through majority ownership interests or where we are the managing member and our partner does not have substantive participating rights. Control is further demonstrated by the ability of the general partner to manage day-to-day operations, refinance debt and sell the assets of the joint venture without the consent of the limited partner and inability of the limited partner to replace the general partner. We use the equity method of accounting for those joint ventures where we do not have control over operating and financial policies. Under the equity method of accounting, our investment in each joint venture is included on our balance sheet; however, the assets and liabilities of the joint ventures for which we use the equity method are not included on our balance sheet.
To the extent that we contribute assets to a joint venture, our investment in the joint venture is recorded at our cost basis in the assets that were contributed to the joint venture. To the extent that our cost basis is different than the basis reflected at the joint venture level, the basis difference is amortized over the life of the related asset and included in our share of equity in net income of the joint venture. We recognize gains on the contribution or sale of real estate to joint ventures, relating solely to the outside partner’s interest, to the extent the economic substance of the transaction is a sale.
Cash Equivalents
Investments with an original maturity of three months or less are classified as cash equivalents.
Valuation of Receivables
We reserve the entire receivable balance, including straight-line rent, of any tenant with an amount outstanding over 90 days. Additional reserves are recorded for more current amounts, as applicable, where we have determined collectability to be doubtful. Straight-line rent receivables for any tenant with long-term risk, regardless of the status of current rent receivables, are reviewed and reserved as necessary.
Deferred Costs
Costs incurred in connection with obtaining financing are amortized to interest expense over the term of the related loan. All direct and indirect costs, including estimated internal costs, associated with the leasing of real estate investments owned by us are capitalized and amortized over the term of the related lease. We include lease incentive costs, which are payments made on behalf of a tenant to sign a lease, in deferred leasing costs and amortize them on a straight-line basis over the respective lease terms as a reduction of rental revenues. We include as lease incentives amounts funded to construct tenant improvements owned by the tenant. Unamortized costs are charged to expense upon the early termination of the lease or upon early payment of the financing.

Convertible Debt Accounting
On January 1, 2009, we adopted a new accounting standard (FASB ASC 470) for convertible debt instruments that may be settled in cash upon conversion. This new standard required separate accounting for the debt and equity components of certain convertible instruments. Our 3.75% Exchangeable Senior Notes (“Exchangeable Notes”), issued in November 2006, have an exchange rate of 20.47 common shares per  $1,000 principal amount of the notes, representing an exchange price of  $48.85 per share of our common stock. The Exchangeable Notes were subject to the accounting changes required by this new standard, which required that the value assigned to the debt component equal the estimated fair value of debt with similar contractual cash flows, but without the conversion feature, resulting in the debt being recorded at a discount. The resulting debt discount will be amortized over the period from its issuance through November 2011, the first optional redemption date, as additional non-cash interest expense. We were required to apply this new accounting standard retrospectively to prior periods.
At December 31, 2010, the Exchangeable Notes had  $167.6 million of principal outstanding, an unamortized discount of  $2.1 million and a net carrying amount of  $165.6 million. The carrying amount of the equity component was  $34.7 million at December 31, 2010. Subsequent to the implementation of the new standard, interest expense is recognized on the Exchangeable Notes at an effective rate of 5.6%. The increase to interest expense (in thousands) on the Exchangeable Notes, which led to a corresponding decrease to net income, for the years ended December 31, 2010, 2009 and 2008 is summarized as follows:

	2010	2009	2008
Interest expense on Exchangeable Notes, excluding effect of accounting for convertible debt	$7,136	$14,850	$21,574
Effect of accounting for convertible debt	2,474	5,024	6,536
Total interest expense on Exchangeable Notes	$9,610	$19,874	$28,110
Noncontrolling Interests
On January 1, 2009, we adopted a new accounting standard (FASB ASC 810) on noncontrolling interests, which required noncontrolling interests (previously referred to as minority interests) to be reported as a component of total equity, resulting in retroactive changes to the presentation of the noncontrolling interests in the consolidated balance sheets and statements of operations. This new standard also modified the accounting for changes in the level of ownership in consolidated subsidiaries.
Noncontrolling interests relate to the minority ownership interests in DRLP and interests in consolidated property partnerships that are not wholly owned. Noncontrolling interests are subsequently adjusted for additional contributions, distributions to noncontrolling holders and the noncontrolling holders’ proportionate share of the net earnings or losses of each respective entity.
Prior to January 1, 2009, when a Unit was redeemed (Note 1), the difference between the aggregate book value and the purchase price of the Unit increased the recorded value of our net assets. For redemptions of Units subsequent to January 1, 2009, the change in ownership is treated as an equity transaction and there is no effect on our earnings or net assets.
Revenue Recognition
Rental and Related Revenue
The timing of revenue recognition under an operating lease is determined based upon ownership of the tenant improvements. If we are the owner of the tenant improvements, revenue recognition commences after the improvements are completed and the tenant takes possession or control of the space. In contrast, if we determine that the tenant allowances we are funding are lease incentives, then we commence revenue recognition when possession or control of the space is turned over to the tenant. Rental income from leases with free rental periods or scheduled rental increases during their terms is recognized on a straight-line basis.
We record lease termination fees when a tenant has executed a definitive termination agreement with us and the payment of the termination fee is not subject to any material conditions that must be met or waived before the fee is due to us.
General Contractor and Service Fee Revenue
Management fees are based on a percentage of rental receipts of properties managed and are recognized as the rental receipts are collected. Maintenance fees are based upon established hourly rates and are recognized as the services are performed. Construction management and development fees represent fee-based third-party contracts and are recognized as earned based on the terms of the contract, which approximates the percentage of completion method.
We recognize income on construction contracts where we serve as a general contractor on the percentage of completion method. Using this method, profits are recorded based on our estimates of the percentage of completion of individual contracts, commencing when the work performed under the contracts reaches a point where the final costs can be estimated with reasonable accuracy. The percentage of completion estimates are based on a comparison of the contract expenditures incurred to the estimated final costs. Changes in job performance, job conditions and estimated profitability may result in revisions to costs and income and are recognized in the period in which the revisions are determined.
Receivables on construction contracts were in an over-billed position of  $160,000 and  $470,000 at December 31, 2010 and 2009.
Property Sales
Gains on sales of all properties are recognized in accordance with FASB ASC 360-20. The specific timing of the sale of a building is measured against various criteria in FASB ASC 360-20 related to the terms of the transactions and any continuing involvement in the form of management or financial assistance from the seller associated with the properties. We make judgments based on the specific terms of each transaction as to the amount of the total profit from the transaction that we recognize considering factors such as continuing ownership interest we may have with the buyer (“partial sales”) and our level of future involvement with the property or the buyer that acquires the assets. If the full accrual sales criteria are not met, we defer gain recognition and account for the continued operations of the property by applying the finance, installment or cost recovery methods, as appropriate, until the full accrual sales criteria are met. Estimated future costs to be incurred after completion of each sale are included in the determination of the gain on sales.
To the extent that a property has had operations prior to sale, and that we do not have continuing involvement with the property, gains from sales of depreciated property are included in discontinued operations and the proceeds from the sale of these held-for-rental properties are classified in the investing activities section of the Consolidated Statements of Cash Flows.
Gains or losses from our sale of properties that were developed or repositioned with the intent to sell and not for long-term rental (“Build-for-Sale” properties) are classified as gain on sale of properties in the Consolidated Statements of Operations. Other rental properties that do not meet the criteria for presentation as discontinued operations are also classified as gain on sale of properties in the Consolidated Statements of Operations.
Net Income (Loss) Per Common Share
Basic net income (loss) per common share is computed by dividing net income (loss) attributable to common shareholders, less dividends on share-based awards expected to vest, by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per common share is computed by dividing the sum of basic net income (loss) attributable to common shareholders and the noncontrolling interest in earnings allocable to Units not owned by us (to the extent the Units are dilutive), by the sum of the weighted average number of common shares outstanding and, to the extent they are dilutive, partnership Units outstanding, as well as any potential dilutive securities for the period.
During the first quarter of 2009, we adopted a new accounting standard (FASB ASC 260-10) on participating securities, which we have applied retrospectively to prior period calculations of basic and diluted earnings per common share. Pursuant to this new standard, certain of our share-based awards are considered participating securities because they earn dividend equivalents that are not forfeited even if the underlying award does not vest.
The following table reconciles the components of basic and diluted net income (loss) per common share (in thousands):

	2010	2009	2008
Net income (loss) attributable to common shareholders	$(14,108)	$(333,601)	$50,408
Less: Dividends on share-based awards expected to vest	(2,513)	(1,759)	(1,631)
Basic net income (loss) attributable to common shareholders	(16,621)	(335,360)	48,777
Noncontrolling interest in earnings of common unitholders	—	—	2,640
Diluted net income (loss) attributable to common shareholders	$(16,621)	$(335,360)	$51,417

Weighted average number of common shares outstanding	238,920	201,206	146,915
Weighted average partnership Units outstanding	—	—	7,619
Other potential dilutive shares	—	—	19
Weighted average number of common shares and potential dilutive securities	238,920	201,206	154,553

The partnership Units are anti-dilutive for the years ended December 31, 2010 and 2009, as a result of the net loss for these periods. In addition, substantially all potential shares related to our stock-based compensation plans as well as our 3.75% Exchangeable Senior Notes (“Exchangeable Notes”) are anti-dilutive for all years presented. The following table summarizes the data that is excluded from the computation of net income (loss) per common share as a result of being anti-dilutive (in thousands):

	2010	2009	2008
Noncontrolling interest in earnings of common unitholders	$351	$11,099	$—
Weighted average partnership Units outstanding	5,950	6,687	—
Other potential dilutive shares:
Anti-dilutive potential shares under stock-based compensation plans	4,713	7,872	8,219
Anti-dilutive potential shares under the Exchangeable Notes	3,890	8,089	11,771
Federal Income Taxes
We have elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended. To qualify as a REIT, we must meet a number of organizational and operational requirements, including a requirement to distribute at least 90% of our adjusted taxable income to our stockholders. Management intends to continue to adhere to these requirements and to maintain our REIT status. As a REIT, we are entitled to a tax deduction for some or all of the dividends we pay to shareholders. Accordingly, we generally will not be subject to federal income taxes as long as we currently distribute to shareholders an amount equal to or in excess of our taxable income. We are also generally subject to federal income taxes on any taxable income that is not currently distributed to our shareholders. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income taxes and may not be able to qualify as a REIT for four subsequent taxable years.
REIT qualification reduces, but does not eliminate, the amount of state and local taxes we pay. In addition, our financial statements include the operations of taxable corporate subsidiaries that are not entitled to a dividends paid deduction and are subject to corporate federal, state and local income taxes. As a REIT, we may also be subject to certain federal excise taxes if we engage in certain types of transactions.
The following table reconciles our net income (loss) to taxable income (loss) before the dividends paid deduction for the years ended December 31, 2010, 2009 and 2008 (in thousands):

	2010	2009	2008
Net income (loss)	$65,262	$(271,490)	$110,408
Book/tax differences	78,178	441,784	127,607
Taxable income before adjustments	143,440	170,294	238,015
Less: capital gains	(62,477)	(10,828)	(80,069)
Adjusted taxable income subject to 90% distribution requirement	$80,963	$159,466	$157,946
Our dividends paid deduction is summarized below (in thousands):

	2010	2009	2008
Cash dividends paid	$231,446	$224,784	$355,782
Cash dividends declared and paid in current year that apply to previous year	—	—	(52,471)
Less: Capital gain distributions	(62,477)	(10,828)	(80,069)
Less: Return of capital	(82,283)	(49,321)	(59,709)
Total dividends paid deduction attributable to adjusted taxable income	$86,686	$164,635	$163,533

A summary of the tax characterization of the dividends paid for the years ended December 31, 2010, 2009 and 2008 follows:

	2010	2009	2008
Common Shares
Ordinary income	24.9%	69.0%	39.3%
Return of capital	56.3%	26.4%	27.3%
Capital gains	18.8%	4.6%	33.4%
	100.0%	100.0%	100.0%
Preferred Shares
Ordinary income	57.0%	93.7%	70.2%
Capital gains	43.0%	6.3%	29.8%
	100.0%	100.0%	100.0%
Refinements to our operating strategy in 2009 caused us to reduce our projections of taxable income in our taxable REIT subsidiary. As the result of these changes in our projections, we determined that it was more likely than not that the taxable REIT subsidiary would not generate sufficient taxable income to realize any of its deferred tax assets. Accordingly, a full valuation allowance was established for our deferred tax assets in 2009, which we have continued to maintain through December 31, 2010. Income taxes are not material to our operating results or financial position.
We received income tax refunds, net of federal and state income tax payments, of  $19.7 million in 2010. We paid federal and state income taxes of  $800,000 and  $3.5 million in 2009 and 2008, respectively. The taxable REIT subsidiaries have no significant net deferred income tax or unrecognized tax benefit items.
Derivative Financial Instruments
We periodically enter into certain interest rate protection agreements to effectively convert or cap floating rate debt to a fixed rate, and to hedge anticipated future financing transactions, both of which qualify for cash flow hedge accounting treatment. Net amounts paid or received under these agreements are recognized as an adjustment to the interest expense of the corresponding debt. We do not utilize derivative financial instruments for trading or speculative purposes.
If a derivative qualifies as a cash flow hedge, the change in fair value of the derivative is recognized in other comprehensive income to the extent the hedge is effective, while the ineffective portion of the derivative’s change in fair value is recognized in earnings. Gains and losses on our interest rate protection agreements are subsequently included in earnings as an adjustment to interest expense in the same periods in which the related interest payments being hedged are recognized in earnings.
We estimate the fair value of derivative instruments using standard market conventions and techniques such as discounted cash flow analysis, option pricing models and termination cost at each balance sheet date. For all hedging relationships, we formally document the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method of measuring ineffectiveness.
Fair Value Measurements
On January 1, 2009, we adopted a new accounting standard (FASB ASC 820) that establishes a framework for measuring fair value of non-financial assets and liabilities that are not required or permitted to be measured at fair value on a recurring basis but only in certain circumstances, such as a business combination.

Assets and liabilities recorded at fair value on the consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities to which we have access.
Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity.
In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
Use of Estimates
The preparation of the financial statements requires management to make a number of estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. The most significant estimates, as discussed within our Summary of Significant Accounting Policies, pertain to the critical assumptions utilized in testing real estate assets for impairment as well as in estimating the fair value of real estate assets when an impairment event has taken place. Actual results could differ from those estimates.

Significant Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Disclosure of Real Estate Acquisitions and Dispositions
Significant Acquisitions and Dispositions
2010 Acquisition of Remaining Interest in Dugan Realty, L.L.C.
On July 1, 2010, we acquired our joint venture partner’s 50% interest in Dugan Realty, L.L.C. (“Dugan”), a real estate joint venture that we had previously accounted for using the equity method, for a payment of  $166.7 million. Dugan held  $28.1 million of cash at the time of acquisition, which resulted in a net cash outlay of  $138.6 million. As the result of this transaction we obtained 100% of Dugan’s membership interests.
At the date of acquisition, Dugan owned 106 industrial buildings totaling 20.8 million square feet and 63 net acres of undeveloped land located in Midwest and Southeast markets. Dugan had a secured loan with a face value of  $195.4 million due in October 2010, which was repaid at its scheduled maturity date, and a secured loan with a face value of  $87.6 million due in October 2012 (see Note 8). The acquisition was completed in order to pursue our strategy to increase our overall allocation to industrial real estate assets.

The following table summarizes our allocation of the fair value of amounts recognized for each major class of assets and liabilities (in thousands):

Real estate assets	$502,418
Lease related intangible assets	107,155
Other assets	28,658
Total acquired assets	$638,231

Secured debt	$285,376
Other liabilities	20,243
Total assumed liabilities	$305,619

Fair value of acquired net assets (represents 100% interest)	$332,612
We previously managed and performed other ancillary services for Dugan’s properties and, as a result, Dugan had no employees of its own and no separately recognizable brand identity. As such, we determined that the consideration paid to the seller, plus the fair value of the incremental share of the assumed liabilities, represented the fair value of the additional interest in Dugan that we acquired, and that no goodwill or other non-real estate related intangible assets were required to be recognized through the transaction. Accordingly, we also determined that the fair value of the acquired ownership interest in Dugan equaled the fair value of our existing ownership interest.
In conjunction with acquiring our partner’s ownership interest in Dugan, we derecognized a  $50.0 million liability related to a put option held by our partners. The put liability was originally recognized in October 2000, in connection with a sale of industrial properties and undeveloped land to Dugan, at which point our joint venture partner was given an option to put up to  $50.0 million of its interest in Dugan to us in exchange for our common stock or cash (at our option). Our gain on acquisition, considering the derecognition of the put liability, was calculated as follows (in thousands):

Fair value of existing interest (represents 50% interest)	$166,306
Less:
Carrying value of investment in Dugan	158,591
Put option liability derecognized	(50,000)
108,591
Gain on acquisition	$57,715
Since the acquisition date, Dugan’s results of operations have been included in continuing operations in our consolidated financial statements and have generated  $38.7 million of incremental rental revenue,  $4.4 million of incremental rental expenses, and  $7.1 million of incremental real estate tax expense. We additionally have recognized  $5.2 million of interest expense, subsequent to the acquisition date, related to Dugan’s two secured loans.
Other 2010 Acquisitions
We also acquired additional properties during the year ended December 31, 2010 as shown below:

Location	Product Type	Number of Buildings
Phoenix, Arizona	Industrial	1
South Florida	Industrial	40
Houston, Texas	Industrial	3
Chicago, Illinois	Industrial	2
Nashville, Tennessee	Industrial	1
Columbus, Ohio	Industrial	1
Charlotte, North Carolina	Medical Office	1
South Florida	Office	3

The following table summarizes our preliminary allocation of the fair value of amounts recognized for each major class of assets and liabilities (in thousands):

Real estate assets	$483,396
Lease related intangible assets	122,069
Other assets	6,822
Total acquired assets	$612,287

Secured and unsecured debt	$221,696
Other liabilities	9,194
Total assumed liabilities	$230,890

Fair value of acquired net assets	$381,397
The above acquisitions include the first tranche of a portfolio of primarily industrial properties in South Florida (the “Premier Portfolio”), which we purchased on December 30, 2010 for  $281.7 million, including the assumption of secured debt that had a face value of  $155.7 million. The first tranche included 39 buildings totaling more than 3.4 million square feet, comprised of 38 industrial properties and one office property. We intend, and are under contract, to acquire another 17 buildings to complete the acquisition of the Premier Portfolio in early 2011. The acquisition of the Premier Portfolio includes an earn-out provision where we have agreed to pay the sellers 25% of any increase in the fair value of the properties over an agreed-upon value, less our additional capital investments in the buildings, at the end of the five year period subsequent to the acquisition. At the time of acquisition, we estimated the fair value of this contingent payment to be inconsequential and, as such, have not recorded any liability as part of purchase accounting. Any subsequent changes to this estimate will be recognized through future earnings. Overall purchase accounting allocations for the first tranche of the Premier Portfolio are preliminary as of December 31, 2010.
2009 Consolidation of Retail Joint Ventures
Through March 31, 2009, we were a member in two retail real estate joint ventures with a retail developer. Both entities were jointly controlled by us and our partner, through equal voting interests, and were accounted for as unconsolidated subsidiaries under the equity method. As of April 1, 2009, we had made combined equity contributions of  $37.9 million to the two entities and we also had combined outstanding principal and accrued interest of  $173.0 million on advances to the two entities.
We advanced  $2.0 million to the two entities, who then distributed the  $2.0 million to our partner in exchange for the redemption of our partner’s membership interests, effective April 1, 2009, at which time we obtained 100% control of the voting interests of both entities. We entered into these transactions to gain control of these two entities because it allowed us to operate and potentially dispose of the entities in a manner that best serves our capital needs.
In conjunction with the redemption of our partner’s membership interests, we entered a profits interest agreement that entitles our former partner to additional payments should the combined sale of the two acquired entities, as well as the sale of another retail real estate joint venture that we and our partner still jointly control, result in an aggregate profit. Aggregate profit on the sale of these three projects will be calculated by using a formula defined in the profits interest agreement. We have estimated that the fair value of the potential additional payment to our partner is insignificant.

A summary of the fair value of amounts recognized for each major class of assets and liabilities acquired is as follows (in thousands):

Buildings, land and tenant improvements	$176,038
Undeveloped land	6,500
Total real estate assets	182,538
Lease related intangible assets	24,350
Other assets	3,987
Total acquired assets	210,875
Liabilities assumed	(4,023)
Fair value of acquired net assets	$206,852
The fair values recognized from the real estate and related assets acquired were primarily determined using the income approach. The most significant assumptions in the fair value estimates were the discount rates and the exit capitalization rates. The estimates of fair value were determined to have primarily relied upon Level 3 inputs.
We recognized a loss of  $1.1 million upon acquisition, which represents the difference between the fair value of the recognized assets and the carrying value of our pre-existing equity interest. The acquisition date fair value of the net recognized assets as compared to the acquisition date carrying value of our outstanding advances and accrued interest, as well as the acquisition date carrying value of our pre-existing equity interests, is shown as follows (in thousands):

Net fair value of acquired assets and liabilities	$206,852
Less advances to acquired entities eliminated upon consolidation	(173,006)
Less acquisition date carrying value of equity in acquired entities	(34,908)
Loss on acquisition	$(1,062)
Since April 1, 2009, the results of operations for both acquired entities have been included in continuing operations in our consolidated financial statements. Due to our significant pre-existing ownership and financing positions in the two acquired entities, the inclusion of their results of operations did not have a material effect on our operating income.
Fair Value Measurements
The fair value estimates used in allocating the aggregate purchase price of each acquisition among the individual components of real estate assets and liabilities were determined primarily through calculating the “as-if vacant” value of each building, using the income approach, and relied significantly upon internally determined assumptions. We have, thus, determined these estimates to have been primarily based upon Level 3 inputs, which are unobservable inputs based on our own assumptions. The most significant assumptions utilized in these estimates, for our 2010 acquisitions, are summarized as follows:

Discount rate	8.9% -12.5%
Exit capitalization rate	7.6% - 10.5%
Lease up period	12 - 36 months
Net rental rate per square foot - Industrial	$1.80 - $8.00
Net rental rate per square foot - Office	$19.00
Net rental rate per square foot - Medical Office	$19.27
Acquisition-Related Transaction Costs
The gain on acquisition, in our consolidated Statements of Operations, for the year ended December 31, 2010 is presented net of  $1.9 million of transaction costs.

Dispositions
We disposed of undeveloped land and income producing real estate related assets and received net proceeds of  $499.5 million,  $288.2 million and  $459.6 million in 2010, 2009 and 2008, respectively. Included in the building dispositions in 2010 is the sale of seven suburban office buildings, totaling over 1.0 million square feet, to a newly formed subsidiary of an existing 20% owned joint venture. These buildings were sold to the new entity for an agreed value of  $173.9 million, of which our 80% share of proceeds totaled  $139.1 million.
All other dispositions were not individually material.

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Related Party Transactions
Related Party Transactions
We provide property management, asset management, leasing, construction and other tenant related services to unconsolidated companies in which we have equity interests. We recorded the corresponding fees based on contractual terms that approximate market rates for these types of services and we have eliminated our ownership percentage of these fees in the consolidated financial statements. The following table summarizes the fees earned from these companies for the years ended December 31, 2010, 2009 and 2008, respectively (in millions):

	2010	2009	2008
Management fees	$7.6	$8.4	$7.8
Leasing fees	2.7	4.2	2.8
Construction and development fees	10.3	10.2	12.7

Investments in Unconsolidated Companies	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Investments in Unconsolidated Companies
Investments in Unconsolidated Companies
We have equity interests in unconsolidated joint ventures that develop, own and operate rental properties and hold land for development.
Combined summarized financial information for the unconsolidated companies as of December 31, 2010 and 2009, and for the years ended December 31, 2010, 2009 and 2008, are as follows (in thousands):

	2010	2009	2008
Rental revenue	$228,378	$254,787	$250,312
Net income	$19,202	$9,760	$40,437

Land, buildings and tenant improvements, net	$1,687,228	$2,072,435
Construction in progress	120,834	128,257
Undeveloped land	177,473	176,356
Other assets	242,461	260,249
	$2,227,996	$2,637,297

Indebtedness	$1,082,823	$1,319,696
Other liabilities	66,471	75,393
	1,149,294	1,395,089
Owners’ equity	1,078,702	1,242,208
	$2,227,996	$2,637,297

Dugan generated  $42.5 million in revenues and  $6.4 million of net income in the six months of 2010 prior to its July 1 consolidation. Dugan generated  $85.7 million and  $90.3 million of revenues and  $12.5 million and  $16.8 million of net income during 2009 and 2008, respectively, and had total assets of  $649.3 million as of December 31, 2009.
Our share of the scheduled principal payments of long term debt for the unconsolidated joint ventures for each of the next five years and thereafter as of December 31, 2010 are as follows (in thousands):

Year	Future Repayments

2011	$72,349
2012	3,710
2013	70,522
2014	30,157
2015	57,486
Thereafter	127,614
$361,838

Discontinued Operations	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Discontinued Operations
Discontinued Operations and Assets Held for Sale

The amounts described in the following paragraphs and tables have been reclassified from the previously filed consolidated financial statements to reflect the reclassification of the operations of certain properties to discontinued operations. The results of operations for properties sold or classified as held for sale in the first nine months of 2011 have been reclassified as income from discontinued operations for the years ended December 31, 2010, 2009 and 2008 in the consolidated statements of operations. Of the 14 properties sold during the period January 1, 2011 through September 30, 2011, eight properties were classified as held for sale as of December 31, 2010.
The following table illustrates the number of properties in discontinued operations:

	Held for Sale as of September 30, 2011	Sold in 2011	Sold in 2010	Sold in 2009	Sold in 2008	Total

Office	3	11	11	5	4	34
Industrial	—	3	6	—	4	13
Retail	—	—	2	—	—	2
	3	14	19	5	8	49
We allocate interest expense to discontinued operations and have included such interest expense in computing income from discontinued operations. Interest expense allocable to discontinued operations includes interest on any secured debt for properties included in discontinued operations and an allocable share of our consolidated unsecured interest expense for unencumbered properties. The allocation of unsecured interest expense to discontinued operations was based upon the gross book value of the unencumbered real estate assets included in discontinued operations as it related to the total gross book value of our unencumbered real estate assets.
The following table illustrates operations of the buildings reflected in discontinued operations for the years ended December 31 (in thousands):

	2010	2009	2008
Revenues	$48,437	$67,702	$87,529
Operating expenses	(19,292)	(25,234)	(31,053)
Depreciation and amortization	(13,395)	(19,161)	(25,208)
Operating income	15,750	23,307	31,268
Interest expense	(12,115)	(17,252)	(21,487)
Income before impairment charges and gain on sales	3,635	6,055	9,781
Impairment charges	—	(27,206)	(1,266)
Gain on sale of depreciable properties	33,054	6,786	16,961
Income (loss) from discontinued operations	$36,689	$(14,365)	$25,476

Dividends on preferred shares and adjustments for repurchase of preferred shares are allocated entirely to continuing operations. The following table illustrates the allocation of the income (loss) attributable to common shareholders between continuing operations and discontinued operations, reflecting an allocation of income or loss attributable to noncontrolling interests between continuing and discontinued operations, for the years ended December 31, 2010, 2009 and 2008, respectively (in thousands):

	2010	2009	2008
Income (loss) from continuing operations attributable to common shareholders	$(49,906)	$(319,698)	$26,188
Income (loss) from discontinued operations attributable to common shareholders	35,798	(13,903)	24,220
Net income (loss) attributable to common shareholders	$(14,108)	$(333,601)	$50,408
At December 31, 2010, we classified nine properties as held-for-sale, which were included in discontinued operations. Additionally, we have classified 15 in-service properties as held-for-sale, but have included the results of operations of these properties in continuing operations, either based on our present intention to sell the properties to entities in which we will retain a minority equity ownership interest or because of continuing involvement through a management agreement. The following table illustrates aggregate balance sheet information of the aforementioned nine properties included in discontinued operations, as well as the 15 held-for-sale properties whose results are included in continuing operations at December 31, 2010 (in thousands):

	Properties Included in Discontinued Operations	Properties Included in Continuing Operations	Total Held-for-Sale Properties
Balance Sheet:
Real estate investment, net	$89,643	$265,049	$354,692
Other assets	9,557	30,038	39,595
Total assets held-for-sale	$99,200	$295,087	$394,287

Accrued expenses	$2,936	$6,679	$9,615
Other liabilities	1,789	3,328	5,117
Total liabilities held-for-sale	$4,725	$10,007	$14,732

Impairments and Other Charges	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Impairments and Other Charges
Impairments and Other Charges
The following table illustrates impairment and other charges recognized during the years ended December 31, 2010, 2009 and 2008, respectively (in thousands):

	2010	2009	2008
Undeveloped land	$9,834	$136,581	$8,632
Buildings	—	78,087	2,799
Investments in unconsolidated companies	—	56,437	—
Other real estate related assets	—	31,461	—
Impairment charges	$9,834	$302,566	$11,431
Less: Impairment charges included in discontinued operations	—	(27,206)	(1,266)
Impairment charges - continuing operations	$9,834	$275,360	$10,165

Land and Buildings
During 2009, we refined our operating strategy and one result of this change in strategy was the decision to dispose of approximately 1,800 acres of land, which had a total cost basis of  $385.3 million, rather than holding them for future development. Our change in strategy for this land triggered the requirement to conduct an impairment analysis, which resulted in a determination that a significant portion of the land was impaired. We recognized impairment charges on land of  $136.6 million in 2009, primarily as the result of writing down the land that was identified for disposition, and determined to be impaired, to fair value. As part of determining the fair value of the non-strategic land in connection with the impairment analysis, we considered estimates made by national and local independent real estate brokers who were familiar both with the land parcels subject to evaluation as well as with conditions in the specific markets where the land was located. There were few, if any, recent and representative transactions in many of the markets where our non-strategic land was, or is still, located upon which we could base our impairment analysis. In such instances, we considered older comparable transactions, while adjusting estimated values downward to reflect the troubled condition of the overall economy at the time, constraints on available capital for potential buyers, and the resultant effect of both of these factors on real estate prices. In all cases, members of our senior management that were responsible for the individual markets where the non-strategic land was located and members of the Company’s accounting and financial management team reviewed the broker’s estimates for factual accuracy and reasonableness. In almost all cases, our estimate of fair value was comparable to that estimated by the brokers; however, we were ultimately responsible for all valuation estimates made in determining the extent of the impairment. Actual sales of our undeveloped land targeted for disposition could be at prices that differ significantly from our estimates and additional impairments may be necessary in the future in the event market conditions deteriorate further. Our valuation estimates primarily relied upon Level 3 inputs, as defined earlier in this report.
During 2009, we also reviewed our existing portfolio of buildings and determined that several buildings, which had previously not been actively marketed for disposal, were not strategic and would not be held as long-term investments. Additionally, at various times throughout the year, we determined it appropriate to re-evaluate certain other buildings that were in various stages of the disposition process for impairment because new information was available that triggered further analysis. Impairment charges of  $78.1 million were recognized for 28 office, industrial and retail buildings that were determined to be impaired, either as the result of a refinement in management’s strategy or changes in market conditions. Of the 28 commercial buildings that were determined to be impaired during 2009, the Company utilized an income approach in determining the fair value of 16 of the buildings and a market approach in determining the fair value of the other twelve buildings. The most significant assumptions, when using the income approach, included the discount rate as well as future exit capitalization rates, occupancy levels, rental rates and capital expenditures. The twelve buildings to which the market approach was applied were in various stages of the selling process. The Company’s estimates of fair value for these twelve buildings were based upon asset-specific purchase and sales contracts, letters of intent or otherwise agreed upon offer prices, with third parties. These negotiated prices were based upon, and comparable to, income approach calculations we completed as part of the selling process. Ten of these twelve properties were sold subsequent to the recognition of the impairment charge. There were no material differences in the ultimate selling price of the buildings compared to the selling price used in measuring the initial impairment charge. Fair value measurements for the buildings that were determined to be impaired relied primarily upon Level 3 inputs, as defined earlier in this report.

Investments in Unconsolidated Subsidiaries
We have an investment in an unconsolidated entity (the “3630 Peachtree joint venture”) whose sole activity is the development and operation of the office component of a multi-use office and residential high-rise building located in the Buckhead sub-market of Atlanta. As the result of declines in rental rates and projected increases in capital costs, we analyzed our investment during the three-month period ended September 30, 2009 and recognized an impairment charge to write off our  $14.4 million investment, as we determined that an other-than-temporary decline in value had taken place. As a result of the 3630 Peachtree joint venture’s obligations to the lender in its construction loan agreement, the likelihood that our partner will be unable to contribute its share of the additional equity to fund the 3630 Peachtree joint venture’s future capital costs, and ultimately the obligation stemming from our joint and several guarantee of the 3630 Peachtree joint venture loan, we recorded an additional liability of  $36.3 million, and an equal charge to impairment expense, for our probable future obligations to the lender. The estimates of fair value utilized in determining the aforementioned charges relied primarily on Level 3 inputs, as defined earlier in this report.
Due to credit issues with its most significant tenant, an inability to renew third-party financing on acceptable terms and an increase to its projected capital expenditures, we analyzed an investment in an unconsolidated joint venture (the “Park Creek joint venture”) during the three-month period ended June 30, 2009 to determine whether there was an other-than-temporary decline in value. As a result of that analysis, we determined that an other-than-temporary decline in value had taken place and we wrote our investment in the Park Creek joint venture down to its fair value, thus recognizing a  $5.8 million impairment charge. We estimated the fair value of the Park Creek joint venture using the income approach and the most significant assumption in the estimate was the expected period of time in which we would hold our investment in the joint venture. We concluded that the estimate of fair value relied primarily upon Level 3 inputs, as defined earlier in this report.
Other Real Estate Related Assets
We recognized  $31.5 million of impairment charges on other real estate related assets during 2009. The impairment charges related primarily to reserving loans receivable from other real estate entities as well as writing off previously deferred development costs.

Indebtedness	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Indebtedness
Indebtedness
Indebtedness at December 31, 2010 and 2009 consists of the following (in thousands):

	2010	2009
Fixed rate secured debt, weighted average interest rate of 6.41% at December 31, 2010, and 6.67% at December 31, 2009, maturity dates ranging from 2011 to 2027	$1,042,722	$766,299
Variable rate secured debt, weighted average interest rate of 3.69% at December 31, 2010, and 3.33% at December 31, 2009, maturity dates ranging from 2012 to 2025	22,906	19,498
Fixed rate unsecured debt, weighted average interest rate of 6.43% at December 31, 2010, and 6.32% at December 31, 2009, maturity dates ranging from 2011 to 2028	2,948,405	3,052,465
Unsecured lines of credit, weighted average interest rate of 2.83% at December 31, 2010, and 1.08% at December 31, 2009, maturity dates ranging from 2011 to 2013	193,046	15,770
	$4,207,079	$3,854,032

Fixed Rate Secured Debt
As of December 31, 2010, our secured debt was collateralized by rental properties with a carrying value of  $1.8 billion and by letters of credit in the amount of  $7.0 million.
The fair value of our fixed rate secured debt as of December 31, 2010 was  $1.1 billion. Because our fixed rate secured debt is not actively traded in any marketplace, we used a discounted cash flow methodology to determine its fair value. Accordingly, we calculated fair value by applying an estimate of the current market rate to discount the debt’s remaining contractual cash flows. Our estimate of a current market rate, which is the most significant input in the discounted cash flow calculation, is intended to replicate debt of similar maturity and loan-to-value relationship. The estimated rates ranged from 4.80% to 6.70%, depending on the attributes of the specific loans. The current market rates we utilized were internally estimated; therefore, we have concluded that our determination of fair value for our fixed rate secured debt was primarily based upon Level 3 inputs, as defined earlier in this report.
On July 1, 2010, we assumed two non-recourse secured loans associated with the acquisition of Dugan, which had acquisition-date fair values of  $196.6 million and  $88.8 million and face values of  $195.4 million and  $87.6 million. The  $196.6 million loan, which bore interest at a rate of 7.52%, was repaid at its maturity in October 2010 while the  $88.8 million loan, which bears interest at 5.92%, matures in October 2012. Both loans were determined at acquisition to have a market interest rate of 5.25%.
In December 2010, we assumed 14 secured loans which had an acquisition date fair value of  $158.2 million and a face value of  $155.7 million, in conjunction with the acquisition of the Premier Portfolio. The loans carry a weighted average interest rate of 5.58% and a weighted remaining term of 3.4 years. The assumed loans were determined to have market interest rates of 5.00%.
In conjunction with two other acquisitions, we assumed two loans, with a combined acquisition date fair value of  $36.4 million, in December 2010. These two loans had a combined face value of  $35.8 million. The loans mature in May 2014 and October 2016 and were determined to have market interest rates of 5.25% and 5.12%.
In February, March and July 2009, we borrowed a total of  $270.0 million from three 10-year fixed rate secured debt financings that are secured by 32 rental properties. The secured debt bears interest at a weighted average rate of 7.69% and matures at various points in 2019. Additionally, in June 2009, we borrowed  $8.5 million from two 6.50% 10-year fixed rate mortgages due in 2019, which are secured by two properties.
Fixed Rate Unsecured Debt
Gains and losses on repurchase are shown after the write off of applicable issuance costs and other accounting adjustments.
We took the following actions during 2010 and 2009 as it pertains to our fixed rate unsecured indebtedness:

•	In January 2010, we repaid $99.8 million of corporate unsecured debt, which had an effective interest rate of 5.37%, at its scheduled maturity date.

•
Throughout 2010, through a cash tender offer and open market transactions, we repurchased certain of our outstanding series of senior unsecured notes scheduled to mature in 2011 and 2013 for  $292.2 million. The total face value of these repurchases was  $279.9 million. We recognized a loss of  $16.3 million on the repurchases after writing off applicable issuance costs and other accounting adjustments.

•	On April 1, 2010, we issued $250.0 million of senior unsecured notes that bear interest at 6.75% and mature on March 15, 2020.

•
In conjunction with one of our acquisitions in 2010, we assumed a  $22.4 million unsecured loan that matures in June 2020 and bears interest at an effective rate of 6.26%. This loan was originated less than one year prior to the acquisition and we concluded that the loan’s fair value equaled its face value.

•	In February 2009, we repaid $124.0 million of 6.83% corporate unsecured debt at its scheduled maturity date.

•
Throughout 2009, we repurchased portions of various series of our senior unsecured notes with various scheduled maturity dates through December 2011, both on the open market and through cash tender offers, for  $500.9 million. The total face value of these repurchases was  $542.9 million. We recognized a gain of  $27.5 million on the repurchases after writing off applicable issuance costs and other accounting adjustments. The aforementioned gains on repurchase were partially offset by a  $6.8 million charge to write off fees paid for a canceled secured debt transaction.

•
In August 2009, we issued  $500.0 million of senior unsecured notes in two equal tranches. The first  $250.0 million of the senior unsecured notes mature in February 2015 and bear interest at an effective rate of 7.50%, while the other  $250.0 million of the senior unsecured notes mature in August 2019 and bear interest at an effective rate of 8.38%.

•	In November 2009, we repaid $82.1 million of senior unsecured notes with an effective interest rate of 7.86% on their scheduled maturity date.
The fair value of our fixed rate unsecured debt as of December 31, 2010 was approximately  $3.2 billion. We utilized broker estimates in estimating the fair value of our fixed rate unsecured debt. Our unsecured notes are thinly traded and, in many cases, the broker estimates were not based upon comparable transactions. The broker estimates took into account any recent trades within the same series of our fixed rate unsecured debt, comparisons to recent trades of other series of our fixed rate unsecured debt, trades of fixed rate unsecured debt from companies with profiles similar to ours, as well as overall economic conditions. We reviewed these broker estimates for reasonableness and accuracy, considering whether the estimates were based upon market participant assumptions within the principal and most advantageous market and whether any observable inputs would be more preferable indicators of fair value to the broker estimates. We concluded that the broker estimates were representative of fair value. We have determined that our estimation of the fair value of our fixed rate unsecured debt was primarily based upon Level 3 inputs. The estimated trading values of our fixed rate unsecured debt, depending on the maturity and coupon rates, ranged from 101.00% to 117.30% of face value.
The indentures (and related supplemental indentures) governing our outstanding series of notes also require us to comply with financial ratios and other covenants regarding our operations. We were in compliance with all such covenants as of December 31, 2010.

Unsecured Lines of Credit
Our unsecured lines of credit as of December 31, 2010 are described as follows (in thousands):

Description	Borrowing Capacity	Maturity Date	Outstanding at December 31, 2010
Unsecured Line of Credit – DRLP	$850,000	February 2013	$175,000
Unsecured Line of Credit – Consolidated Subsidiary	$30,000	July 2011	$18,046
The DRLP unsecured line of credit has a borrowing capacity of  $850.0 million with an interest rate on borrowings of LIBOR plus 2.75% (equal to 3.01% for borrowings as of December 31, 2010), and matures in February 2013. Subject to certain conditions, the terms also include an option to increase the facility by up to an additional  $200.0 million, for a total of up to  $1.05 billion. This line of credit provides us with an option to obtain borrowings from financial institutions that participate in the line, at rates that may be lower than the stated interest rate, subject to certain restrictions.
This line of credit contains financial covenants that require us to meet certain financial ratios and defined levels of performance, including those related to fixed charge coverage and debt-to-asset value (with asset value being defined in the DRLP unsecured line of credit agreement). As of December 31, 2010, we were in compliance with all covenants under this line of credit.
The consolidated subsidiary’s unsecured line of credit allows for borrowings up to  $30.0 million at a rate of LIBOR plus .85% (equal to 1.11% for outstanding borrowings as of December 31, 2010). This unsecured line of credit is used to fund development activities within the consolidated subsidiary and matures in July 2011 with, at our option, a 12-month extension.
To the extent that there are outstanding borrowings, we utilize a discounted cash flow methodology in order to estimate the fair value of our unsecured lines of credit. The net present value of the difference between future contractual interest payments and future interest payments based on our estimate of a current market rate represents the difference between the book value and the fair value. Our estimate of a current market rate is based upon the rate, considering current market conditions and our specific credit profile, at which we estimate we could obtain similar borrowings. The current market rate of 2.91% that we utilized was internally estimated; therefore, we have concluded that our determination of fair value for our unsecured lines of credit was primarily based upon Level 3 inputs, as defined earlier in this report.
Changes in Fair Value
As all of our fair value debt disclosures relied primarily on Level 3 inputs, the following table summarizes the book value and changes in the fair value of our debt for the year ended December 31, 2010 (in thousands):

	Book Value at 12/31/09	Book Value at 12/31/10	Fair Value at 12/31/09	Total Realized Losses/(Gains)	Issuances and Assumptions	Payoffs	Adjustments to Fair Value	Fair Value at 12/31/10
Fixed rate secured debt	$766,299	$1,042,722	$770,255	$—	$479,038	$(207,061)	$27,330	$1,069,562
Variable rate secured debt	19,498	22,906	14,419	—	4,158	—	4,329	22,906
Fixed rate unsecured notes	3,052,465	2,948,405	3,042,230	12,317	272,352	(380,280)	218,032	3,164,651
Unsecured lines of credit	15,770	193,046	14,714	—	177,276	—	1,234	193,224
Total	$3,854,032	$4,207,079	$3,841,618	$12,317	$932,824	$(587,341)	$250,925	$4,450,343

Scheduled Maturities and Interest Paid
At December 31, 2010, the scheduled amortization and maturities of all indebtedness, excluding fair value and other accounting adjustments, for the next five years and thereafter were as follows (in thousands):

Year	Amount
2011	$401,311
2012	320,780
2013	702,337
2014	319,150
2015	321,254
Thereafter	2,139,529
$4,204,361
The amount of interest paid in 2010, 2009 and 2008 was  $246.5 million,  $224.0 million and  $235.6 million, respectively. The amount of interest capitalized in 2010, 2009 and 2008 was  $11.5 million,  $26.9 million and  $53.5 million, respectively.

Segment Reporting	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Segment Reporting
Segment Reporting
We have three reportable operating segments, the first two of which consist of the ownership and rental of office and industrial real estate investments. The operations of our office and industrial properties, along with our medical office and retail properties, are collectively referred to as “Rental Operations.” Our medical office and retail properties do not meet the quantitative thresholds for separate presentation as reportable segments. The third reportable segment consists of providing various real estate services such as property management, asset management, maintenance, leasing, development and construction management to third-party property owners and joint ventures, as well as our Build-for-Sale operations (defined below), and is collectively referred to as “Service Operations.” Our reportable segments offer different products or services and are managed separately because each segment requires different operating strategies and management expertise.
Gains on sale of properties developed or acquired with the intent to sell (“Build-for-Sale” properties), and whose operations prior to sale are insignificant, are classified as part of the income of the Service Operations business segment. The periods of operation for Build-for-Sale properties prior to sale were of short duration. Build-for-Sale properties, which are no longer part of our operating strategy, did not represent a significant component of our operations in 2010 or 2009.
Other revenue consists of other operating revenues not identified with one of our operating segments. Interest expense and other non-property specific revenues and expenses are not allocated to individual segments in determining our performance measure.

We assess and measure our overall operating results based upon an industry performance measure referred to as Funds From Operations (“FFO”), which management believes is a useful indicator of our consolidated operating performance. FFO is used by industry analysts and investors as a supplemental operating performance measure of a REIT. The National Association of Real Estate Investment Trusts (“NAREIT”) created FFO as a supplemental measure of REIT operating performance that excludes historical cost depreciation, among other items, from net income determined in accordance with GAAP. FFO is a non-GAAP financial measure. The most comparable GAAP measure is net income (loss) attributable to common shareholders. Consolidated FFO attributable to common shareholders should not be considered as a substitute for net income (loss) attributable to common shareholders or any other measures derived in accordance with GAAP and may not be comparable to other similarly titled measures of other companies. FFO is calculated in accordance with the definition that was adopted by the Board of Governors of NAREIT. We do not allocate certain income and expenses (“Non-Segment Items” as shown in the table below) to our operating segments. Thus, the operational performance measure presented here on a segment-level basis represents net earnings excluding depreciation expense, as well as excluding the Non-Segment Items not allocated, and is not meant to present FFO as defined by NAREIT.
Historical cost accounting for real estate assets in accordance with GAAP implicitly assumes that the value of real estate assets diminishes predictably over time. Since real estate values instead have historically risen or fallen with market conditions, many industry analysts and investors have considered presentation of operating results for real estate companies that use historical cost accounting to be insufficient by themselves. FFO, as defined by NAREIT, represents GAAP net income (loss), excluding extraordinary items as defined under GAAP and gains or losses from sales of previously depreciated real estate assets, plus certain non-cash items such as real estate asset depreciation and amortization, and after similar adjustments for unconsolidated partnerships and joint ventures.
Management believes that the use of consolidated FFO attributable to common shareholders, combined with net income (which remains the primary measure of performance), improves the understanding of operating results of REITs among the investing public and makes comparisons of REIT operating results more meaningful. Management believes that, by excluding gains or losses related to sales of previously depreciated real estate assets and excluding real estate asset depreciation and amortization, investors and analysts are able to readily identify the operating results of the long-term assets that form the core of a REIT’s activity and assist in comparing these operating results between periods or as compared to different companies.

The following table shows (i) the revenues and FFO for each of the reportable segments and (ii) a reconciliation of consolidated FFO attributable to common shareholders to net income (loss) attributable to common shareholders for the years ended December 31, 2010, 2009 and 2008 (in thousands):

	2010	2009	2008
Revenues
Rental Operations:
Office	$495,845	$512,693	$498,778
Industrial	295,815	254,278	245,152
Non-reportable Rental Operations segments	66,376	51,645	28,023
General contractor and service fee revenue	515,361	449,509	434,624
Total Segment Revenues	1,373,397	1,268,125	1,206,577
Other Revenue	11,094	12,377	19,902
Consolidated Revenue from continuing operations	1,384,491	1,280,502	1,226,479
Discontinued Operations	48,437	67,702	87,529
Consolidated Revenue	$1,432,928	$1,348,204	$1,314,008
Reconciliation of Consolidated Funds From Operations
Net earnings excluding depreciation and Non-Segment Items
Office	$286,744	$300,964	$298,150
Industrial	219,238	191,005	188,158
Non-reportable Rental Operations segments	43,424	33,886	17,033
Service Operations	28,496	21,843	54,938
	577,902	547,698	558,279
Non-Segment Items:
Interest expense	(237,848)	(204,573)	(181,637)
Impairment charges	(9,834)	(275,360)	(10,165)
Interest and other income	534	1,229	1,451
Other operating expenses	(1,231)	(1,017)	(8,298)
General and administrative expenses	(41,329)	(47,937)	(39,508)
Gain on land sales	—	357	12,651
Undeveloped land carrying costs	(9,203)	(10,403)	(8,204)
Gain (loss) on debt transactions	(16,349)	20,700	1,953
Gain (loss) on acquisitions, net	55,820	(1,062)	—
Income tax benefit (expense)	1,126	6,070	7,005
Other non-segment income	8,132	5,905	17,332
Net (income) loss attributable to noncontrolling interests	536	11,340	(2,620)
Noncontrolling interest share of FFO adjustments	(7,771)	(11,514)	(16,527)
Joint venture items	40,346	46,862	61,643
Dividends on preferred shares	(69,468)	(73,451)	(71,426)
Adjustments for repurchase of preferred shares	(10,438)	—	14,046
Discontinued operations	17,030	(1,990)	33,723
Consolidated FFO attributable to common shareholders	297,955	12,854	369,698
Depreciation and amortization on continuing operations	(346,789)	(320,965)	(289,744)
Depreciation and amortization on discontinued operations	(13,395)	(19,161)	(25,208)
Company's share of joint venture adjustments	(34,674)	(36,966)	(38,321)
Earnings (loss) from depreciated property sales on continuing operations	39,662	12,337	—
Earnings from depreciated property sales on discontinued operations	33,054	6,786	16,961
Earnings from depreciated property sales - share of joint venture	2,308	—	495
Noncontrolling interest share of FFO adjustments	7,771	11,514	16,527
Net income (loss) attributable to common shareholders	$(14,108)	$(333,601)	$50,408

The assets for each of the reportable segments as of December 31, 2010 and 2009 are as follows (in thousands):

	December 31, 2010	December 31, 2009
Assets
Rental Operations:
Office	$3,122,565	$3,394,229
Industrial	3,210,566	2,233,607
Non-reportable Rental Operations segments	627,491	605,102
Service Operations	231,662	332,676
Total Segment Assets	7,192,284	6,565,614
Non-Segment Assets	451,992	738,665
Consolidated Assets	$7,644,276	$7,304,279
Tenant improvements and leasing costs to re-let rental space that had been previously under lease to tenants are referred to as second generation expenditures. Building improvements that are not specific to any tenant but serve to improve integral components of our real estate properties are also second generation expenditures. In addition to revenues and FFO, we also review our second generation capital expenditures in measuring the performance of our individual Rental Operations segments. We review these expenditures to determine the costs associated with re-leasing vacant space and maintaining the condition of our properties. Our second generation capital expenditures by segment are summarized as follows for the years ended December 31, 2010, 2009 and 2008 (in thousands):

	2010	2009	2008
Second Generation Capital Expenditures
Office	$65,203	$64,281	$56,844
Industrial	23,271	13,845	16,443
Non-reportable Rental Operations segments	249	928	1,527
Total	$88,723	$79,054	$74,814

Leasing Activity	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Leasing Activity
Leasing Activity
Future minimum rents due to us under non-cancelable operating leases at December 31, 2010 are as follows (in thousands):

Year	Amount
2011	$725,006
2012	685,716
2013	601,796
2014	499,821
2015	413,880
Thereafter	1,302,113
$4,228,332
In addition to minimum rents, certain leases require reimbursements of specified operating expenses that amounted to  $190.0 million,  $191.0 million and  $183.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Employee Benefit Plans
Employee Benefit Plans
We maintain a 401(k) plan for full-time employees. We have historically made matching contributions up to an amount equal to three percent of the employee’s salary and may also make annual discretionary contributions. We temporarily suspended the Company’s matching program beginning in July 2009; however, a discretionary contribution was made at the end of 2010. The total expense recognized for this plan was  $1.3 million,  $1.6 million and  $3.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

We make contributions to a contributory health and welfare plan as necessary to fund claims not covered by employee contributions. The total expense we recognized related to this plan was  $10.4 million,  $11.2 million and  $9.6 million for 2010, 2009 and 2008, respectively. These expense amounts include estimates based upon the historical experience of claims incurred but not reported as of year-end.

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Shareholders' Equity
Shareholders’ Equity
We periodically use the public equity markets to fund the development and acquisition of additional rental properties or to pay down debt. The proceeds of these offerings are contributed to DRLP in exchange for an additional interest in DRLP.
In June 2010, we issued 26.5 million shares of common stock for net proceeds of approximately  $298.1 million. The proceeds from this offering were used for acquisitions, general corporate purposes and repurchases of preferred shares and fixed rate unsecured debt.
Throughout 2010, pursuant to the share repurchase plan approved by our board of directors, we repurchased 4.5 million shares of our 8.375% Series O Cumulative Redeemable Preferred Shares. The preferred shares that we repurchased had a total face value of approximately  $112.1 million, and were repurchased for  $118.8 million. An adjustment of approximately  $10.4 million, which included a ratable portion of issuance costs, increased the net loss attributable to common shareholders. All shares repurchased were retired prior to December 31, 2010.
In April 2009, we issued 75.2 million shares of common stock for net proceeds of  $551.4 million. The proceeds from the issuance were used to repay outstanding borrowings under the DRLP unsecured line of credit and for other general corporate purposes.
During the fourth quarter of 2008, pursuant to the share repurchase plan approved by our board of directors, we repurchased 109,500 preferred shares from all of our outstanding series of preferred shares. The preferred shares repurchased had a total redemption value of approximately  $27.4 million, and were repurchased for  $12.4 million. An adjustment of approximately  $14.0 million, net of a ratable portion of issuance costs, increased income attributable to common shareholders. All shares repurchased were retired prior to December 31, 2008.
The following series of preferred shares were outstanding as of December 31, 2010 (in thousands, except percentage data):

Description	Shares Outstanding	Dividend Rate	Optional Redemption Date	Liquidation Preference
Series J Preferred	396	6.625%	August 29, 2008	$99,058
Series K Preferred	598	6.500%	February 13, 2009	$149,550
Series L Preferred	796	6.600%	November 30, 2009	$199,075
Series M Preferred	673	6.950%	January 31, 2011	$168,272
Series N Preferred	435	7.250%	June 30, 2011	$108,630
Series O Preferred	720	8.375%	February 22, 2013	$179,955
All series of preferred shares require cumulative distributions and have no stated maturity date (although we may redeem all such preferred shares on or following their optional redemption dates at our option, in whole or in part).

Stock Based Compensation	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Stock Based Compensation
Stock Based Compensation
We are authorized to issue up to 12.4 million shares of our common stock under our stock based employee and non-employee compensation plans.
Cash flows resulting from tax deductions in excess of recognized compensation cost from the exercise of stock options (excess tax benefits) were not significant in any period presented.
Fixed Stock Option Plans
We had options outstanding under five fixed stock option plans as of December 31, 2010. Additional grants may be made under one of those plans. Stock option awards granted under our stock based employee and non-employee compensation plans generally vest over five years at 20% per year and have contractual lives of ten years. Our most recent annual grant of stock options was in February 2008. The exercise price for stock option grants is set at the fair value of our common stock on the day of grant.
On June 7, 2010, we completed a one-time stock option exchange program, which was approved by our shareholders at our annual meeting, to allow the majority of our employees to surrender for cancellation their outstanding stock options in exchange for a lesser number of restricted stock units (“RSUs”) based on both the fair value of the options and the RSUs at the time of the exchange. As a result of the program, 4.4 million options were surrendered and cancelled and 1.2 million RSUs were granted.
The total compensation cost for the new RSUs, which is equal to the unamortized compensation expense associated with the related eligible unvested options surrendered, will be recognized over the applicable vesting period of the new RSUs. As the fair value of the RSUs granted was less than the fair value of the eligible options surrendered in exchange for the RSUs, each measured on June 7, 2010, there was no incremental expense recognized through the exchange program. The most significant assumption used in estimating the fair value of the surrendered options was the assumption for expected volatility, which was 70%. The volatility assumption was made based on both historical experience and our best estimate of future volatility. The assumption for dividend yield was 5% while the assumptions for expected term and risk-free rate varied based upon the remaining contractual lives of the surrendered options.
The following table summarizes transactions under our stock option plans as of December 31, 2010:

		2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value (1) (in Millions)
Outstanding, beginning of year	6,473,388	$27.96
Surrendered for exchange	(4,421,648)	$27.97
Exercised	—	$—
Forfeited	(14,596)	$27.88
Expired	(256,345)	$21.77
Outstanding, end of year	1,780,799	$28.82	4.71	$—
Options exercisable, end of year	1,305,583	$29.18	3.95	$—

(1)	Although this amount changes continuously based upon the market prices of the stock, none of the exercisable options outstanding had any pre-tax intrinsic value as of December 31, 2010.

Options granted in the year ended December 31, 2008 had a weighted average fair value per option of  $1.76. As of December 31, 2010, there was  $47,000 of total unrecognized compensation expense related to stock options granted under the plans, which is expected to be recognized over a weighted average remaining period of 1.8 years. The total intrinsic value of options exercised during the year ended December 31, 2008 was approximately  $898,000. Compensation expense recognized for fixed stock option plans was  $820,000,  $2.6 million and  $3.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. The weighted average grant date fair value of options vested during the years ended December 31, 2010, 2009 and 2008 was  $2.6 million,  $3.0 million and  $2.6 million, respectively.
The fair values of the options were determined using the Black-Scholes option-pricing model with the following assumptions:

2008
Dividend yield	6.75%
Volatility	20.0%
Risk-free interest rate	2.79%
Expected life	5 years
The risk free interest rate assumption is based upon observed interest rates appropriate for the term of our employee stock options. The dividend yield assumption is based on the history of and our present expectation of future dividend payouts. Our computation of expected volatility for the valuation of stock options granted in the year ended December 31, 2008 is based on historic, and our present expectation of future volatility over a period of time equal to the expected term. The expected life of employee stock options represents the weighted average period the stock options are expected to remain outstanding.
Restricted Stock Units
Under our 2005 Long-Term Incentive Plan and our 2005 Non-Employee Directors Compensation Plan approved by our shareholders in April 2005, RSUs may be granted to non-employee directors, executive officers and selected management employees. An RSU is economically equivalent to one share of our common stock. RSUs generally vest 20% per year over five years, have contractual lives of five years and are payable in shares of our common stock with a new share of such common stock issued upon each RSU’s vesting. However, RSUs granted to existing non-employee directors vest 100% over one year, and have contractual lives of one year. Also, RSUs granted on June 7, 2010 in exchange for stock options will vest, depending on the original terms of the surrendered options, in either June 2012 or June 2013. We recognize the value of the granted RSUs over this vesting period as expense.
The following table summarizes transactions for our RSUs, excluding dividend equivalents, for 2010:

Restricted Stock Units	Number of RSUs	Weighted Average Grant Date Fair Value
RSUs at December 31, 2009	1,683,606	$12.23
Granted	2,203,063	$10.86
Vested	(455,765)	$13.75
Forfeited	(52,065)	$10.99
RSUs at December 31, 2010	3,378,839	$11.15
Compensation cost recognized for RSUs totaled  $9.0 million,  $7.3 million and  $4.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

As of December 31, 2010, there was  $12.6 million of total unrecognized compensation expense related to nonvested RSUs granted under the Plan, which is expected to be recognized over a weighted average period of 3.5 years.

Financial Instruments	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Financial Instruments
Financial Instruments
We are exposed to capital market risk, such as changes in interest rates. In an effort to manage interest rate risk, we may enter into interest rate hedging arrangements from time to time. We do not utilize derivative financial instruments for trading or speculative purposes.
In November 2007, we entered into forward starting interest swaps with notional amounts appropriate to hedge interest rates on  $300.0 million of anticipated debt offerings in 2009. The forward starting swaps were appropriately designated and tested for effectiveness as cash flow hedges. In March 2008, we settled the forward starting swaps and made a cash payment of  $14.6 million to the counterparties. An effectiveness test was performed as of the settlement date and it was concluded that a highly effective cash flow hedge was still in place for the expected debt offering. Of the amount paid in settlement, approximately  $700,000 was immediately reclassified to interest expense, as the result of partial ineffectiveness calculated at the settlement date. The net amount of  $13.9 million was recorded in Other Comprehensive Income (“OCI”) and is being recognized through interest expense over the life of the hedged debt offering, which took place in May 2008. The remaining unamortized amount included as a reduction to accumulated OCI as of December 31, 2010 is  $5.5 million.
In August 2005, we entered into  $300.0 million of cash flow hedges through forward starting interest rate swaps to hedge interest rates on  $300.0 million of anticipated debt offerings in 2007. The swaps qualified for hedge accounting, with any changes in fair value recorded in OCI. In conjunction with the September 2007 issuance of  $300.0 million of senior unsecured notes, we terminated these cash flow hedges as designated. The settlement amount received of  $10.7 million is being recognized to earnings through a reduction of interest expense over the term of the hedged cash flows. The remaining unamortized amount included as an increase to accumulated OCI as of December 31, 2010 is  $7.2 million. The ineffective portion of the hedge was insignificant.
The effectiveness of our hedges is evaluated throughout their lives using the hypothetical derivative method under which the change in fair value of the actual swap designated as the hedging instrument is compared to the change in fair value of a hypothetical swap. We had no material interest rate derivatives, when considering both fair value and notional amount, at December 31, 2010.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Commitments and Contingencies
Commitments and Contingencies
We have guaranteed the repayment of  $95.4 million of economic development bonds issued by various municipalities in connection with certain commercial developments. We will be required to make payments under our guarantees to the extent that incremental taxes from specified developments are not sufficient to pay the bond debt service. Management does not believe that it is probable that we will be required to make any significant payments in satisfaction of these guarantees.

We also have guaranteed the repayment of secured and unsecured loans of six of our unconsolidated subsidiaries. At December 31, 2010, the maximum guarantee exposure for these loans was approximately  $245.4 million. Included in our total guarantee exposure is a joint and several guarantee of the construction loan agreement of the 3630 Peachtree joint venture. A contingent liability in the amount of  $36.3 million was established in 2009 based on the probability of us being required to pay this obligation to the lender.
We lease certain land positions with terms extending to December 2080, with a total obligation of  $103.6 million. No payments on these ground leases are material in any individual year.
We are subject to various legal proceedings and claims that arise in the ordinary course of business. In the opinion of management, the amount of any ultimate liability with respect to these actions will not materially affect our consolidated financial statements or results of operations.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Subsequent Events
Subsequent Events
Declaration of Dividends
Our board of directors declared the following dividends at its regularly scheduled board meeting held on January 26, 2011:

Class	Quarterly Amount/Share	Record Date	Payment Date
Common	$0.17	February 14, 2011	February 28, 2011
Preferred (per depositary share):
Series J	$0.414063	February 14, 2011	February 28, 2011
Series K	$0.406250	February 14, 2011	February 28, 2011
Series L	$0.412500	February 14, 2011	February 28, 2011
Series M	$0.434375	March 17, 2011	March 31, 2011
Series N	$0.453125	March 17, 2011	March 31, 2011
Series O	$0.523438	March 17, 2011	March 31, 2011
In January and February 2011, we acquired an additional twelve buildings pursuant to our planned acquisition of the Premier Portfolio. These additional buildings were acquired for  $115.7 million, which included the assumption of secured loans with a total face value of  $90.8 million.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Real Estate and Accumulated Depreciation

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Acworth, Georgia
Northwest I75	240 Northpoint Parkway	Industrial	—	1,022	1,886	—	1,022	1,886	2,908	45	1997	2010

Allen, Texas
Allen Central Park	One Allen Center	Office	—	1,966	11,051	5,066	1,720	16,363	18,083	2,528	2007	2007

Alpharetta, Georgia
Brookside Office Park	Radiant I	Office	—	1,269	14,697	143	1,269	14,840	16,109	4,297	1998	1999
Brookside Office Park	Brookside I	Office	8,559	1,625	7,864	4,513	1,492	12,510	14,002	3,847	1999	1999
Brookside Office Park	Radiant II	Office	—	831	6,755	172	831	6,927	7,758	1,785	2000	2000
Brookside Office Park	Brookside II	Office	9,254	1,381	9,988	2,826	1,248	12,947	14,195	3,717	2001	2001
NorthWinds Center	Northwinds VII	Office	—	2,271	19,226	2,216	2,304	21,409	23,713	6,522	1998	1999
NorthWinds Center	Northwinds I	Office	—	1,879	12,520	2,648	1,879	15,168	17,047	3,131	1997	2004
NorthWinds Center	Northwinds II	Office	—	1,796	12,596	853	1,796	13,449	15,245	2,579	1997	2004
NorthWinds Center	Northwinds III	Office	14,125	1,868	12,599	960	1,499	13,928	15,427	2,575	1998	2004
NorthWinds Center	Northwinds IV	Office	13,444	1,844	12,407	2,230	1,844	14,637	16,481	3,306	1999	2004
NorthWinds Center	Northwinds V	Office	—	2,215	12,428	2,075	2,215	14,503	16,718	3,130	1999	2004
NorthWinds Center	Northwinds VI	Office	—	2,662	11,781	1,319	2,662	13,100	15,762	2,447	2000	2004
NorthWinds Center	Northwinds Village	Retail	—	704	4,221	210	710	4,425	5,135	863	2000	2004
NorthWinds Center	Northwinds Restaurant	Office	—	202	302	—	202	302	504	62	1997	2004
Ridgeland	1320 Ridgeland Parkway	Industrial	—	998	6,001	307	998	6,308	7,306	1,831	1999	1999
Ridgeland	1345 Ridgeland Parkway	Industrial	—	488	1,611	1,101	488	2,712	3,200	708	1999	1999
Ridgeland	1335 Ridgeland Pkwy	Industrial	—	579	1,894	828	579	2,722	3,301	992	2000	2000
Preston Ridge	Preston Ridge IV	Office	8,371	2,777	9,442	952	2,781	10,390	13,171	2,364	2000	2004
Windward	800 North Point Parkway	Office	—	1,250	18,443	—	1,250	18,443	19,693	3,812	1991	2003
Windward	900 North Point Parkway	Office	—	1,250	13,945	—	1,250	13,945	15,195	2,905	1991	2003

Arlington, Texas
Not Applicable	Baylor Ortho Hosp-Arlington	Medical Office	16,076	584	9,623	11,860	1,816	20,251	22,067	773	2009	2009

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Arlington Heights, Illinois
Arlington Business Park	Atrium II	Office	—	776	6,199	2,787	776	8,986	9,762	3,062	1986	1998

Atlanta, Georgia
Druid Chase	2801 Buford Highway	Office	—	794	9,008	869	794	9,877	10,671	4,080	1977	1999
Druid Chase	1190 West Druid Hills Drive	Office	—	689	6,350	(509)	689	5,841	6,530	2,554	1980	1999

Aurora, Illinois
Meridian Business Campus	535 Exchange	Industrial	—	386	920	269	386	1,189	1,575	459	1984	1999
Meridian Business Campus	525 North Enterprise Street	Industrial	—	342	1,678	110	342	1,788	2,130	655	1984	1999
Meridian Business Campus	615 North Enterprise Street	Industrial	—	468	2,408	719	468	3,127	3,595	1,098	1984	1999
Meridian Business Campus	4000 Sussex Avenue	Industrial	—	417	1,684	371	417	2,055	2,472	739	1990	1999
Meridian Business Campus	3737 East Exchange	Industrial	—	598	2,543	504	598	3,047	3,645	1,013	1985	1999
Meridian Business Campus	444 North Commerce Street	Industrial	—	722	5,019	597	722	5,616	6,338	1,916	1985	1999
Meridian Business Campus	880 North Enterprise Street	Industrial	4,705	1,150	5,646	815	1,150	6,461	7,611	2,165	2000	2000
Meridian Business Campus	Meridian Office Service Center	Industrial	—	567	1,083	1,688	567	2,771	3,338	1,015	2001	2001
Meridian Business Campus	Genera Corporation	Industrial	3,582	1,957	3,827	—	1,957	3,827	5,784	1,139	2004	2004
Butterfield East	Butterfield 550	Industrial	—	9,185	10,795	1,562	9,185	12,357	21,542	1,350	2008	2008

Baltimore, Maryland
Chesapeake Commerce Center	5901 Holabird Ave	Industrial	—	3,345	4,220	3,307	3,345	7,527	10,872	1,495	2008	2008
Chesapeake Commerce Center	5003 Holabird Ave	Industrial	—	6,488	9,213	1,577	6,488	10,790	17,278	1,447	2008	2008

Batavia, Ohio
Mercy Hospital Clermont MOB	Mercy Hospital Clermont MOB	Medical Office	—	—	8,249	1,215	—	9,464	9,464	1,909	2006	2007

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Baytown, Texas
Cedar Crossing Business Park	Cedar Crossing	Industrial	11,170	9,323	5,934	—	9,323	5,934	15,257	1,235	2005	2007

Bloomington, Minnesota
Hampshire Dist. Center	Hampshire Dist Center North	Industrial	371	779	4,482	640	779	5,122	5,901	1,685	1979	1997
Hampshire Dist. Center	Hampshire Dist Center South	Industrial	404	901	5,010	472	901	5,482	6,383	1,838	1979	1997
Norman Pointe Office Park	Norman Pointe I	Office	—	3,650	25,417	2,430	3,650	27,847	31,497	7,922	2000	2000
Norman Pointe Office Park	Norman Pointe II	Office	—	5,885	38,649	6,954	5,700	45,788	51,488	5,059	2007	2007

Blue Ash, Ohio
Huntington Bank Building	Huntington Bank Building	Office	—	175	241	—	175	241	416	93	1986	1996
Lake Forest/Westlake	Lake Forest Place	Office	—	1,953	18,570	4,765	1,953	23,335	25,288	8,872	1985	1996
Northmark Office Park	Northmark Building 1	Office	—	1,452	2,799	887	1,452	3,686	5,138	1,124	1987	2004
Lake Forest/Westlake	Westlake Center	Office	—	2,459	14,514	4,594	2,459	19,108	21,567	7,400	1981	1996
Landings	Landings Building I	Office	—	4,302	17,512	334	4,302	17,846	22,148	3,829	2006	2006
Landings	Landings Building II	Office	—	4,817	9,377	5,215	4,817	14,592	19,409	2,690	2007	2007

Bolingbrook, Illinois
Joliet Road Business Park	555 Joliet Road	Industrial	7,644	2,184	9,263	799	2,332	9,914	12,246	2,458	2002	2002
Joliet Road Business Park	Dawes Transportation	Industrial	—	3,050	4,453	16	3,050	4,469	7,519	1,395	2005	2005
Crossroads Business Park	Chapco Carton Company	Industrial	3,330	917	4,527	64	917	4,591	5,508	1,044	1999	2002
Crossroads Business Park	Crossroads 1	Industrial	—	1,418	5,803	—	1,418	5,803	7,221	113	1998	2010
Crossroads Business Park	Crossroads 3	Industrial	—	1,330	4,407	—	1,330	4,407	5,737	91	2000	2010

Boynton Beach, Florida
Duke Realty Gateway	Gateway Center 1	Industrial	7,547	1,894	7,813	—	1,894	7,813	9,707	—	2002	2010
Duke Realty Gateway	Gateway Center 2	Industrial	4,693	1,224	5,048	—	1,224	5,048	6,272	—	2002	2010
Duke Realty Gateway	Gateway Center 3	Industrial	3,950	1,030	4,248	—	1,030	4,248	5,278	—	2002	2010
Duke Realty Gateway	Gateway Center 4	Industrial	3,587	900	3,714	—	900	3,714	4,614	—	2000	2010
Duke Realty Gateway	Gateway Center 5	Industrial	2,138	537	2,213	—	537	2,213	2,750	—	2000	2010
Duke Realty Gateway	Gateway Center 6	Industrial	2,022	507	2,093	—	507	2,093	2,600	—	2000	2010
Duke Realty Gateway	Gateway Center 7	Industrial	3,799	953	3,933	—	953	3,933	4,886	—	2000	2010
Duke Realty Gateway	Gateway Center 8	Industrial	10,359	2,416	9,965	—	2,416	9,965	12,381	—	2004	2010

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired

Braselton, Georgia
Braselton Business Park	Braselton II	Industrial	—	1,365	8,720	1,868	1,884	10,069	11,953	2,874	2001	2001
Park 85 at Braselton	625 Braselton Pkwy	Industrial	13,325	9,855	25,497	1,671	9,855	27,168	37,023	6,137	2006	2005
Park 85 at Braselton	1350 Braselton Parkway	Industrial	—	8,227	8,874	5,178	8,227	14,052	22,279	1,883	2008	2008

Brentwood, Tennessee
Brentwood South Bus. Center	Brentwood South Bus Ctr I	Industrial	—	1,065	5,293	1,241	1,065	6,534	7,599	1,992	1987	1999
Brentwood South Bus. Center	Brentwood South Bus Ctr II	Industrial	—	1,065	2,711	1,333	1,065	4,044	5,109	1,303	1987	1999
Brentwood South Bus. Center	Brentwood South Bus Ctr III	Industrial	—	848	3,605	779	848	4,384	5,232	1,305	1989	1999
Creekside Crossing	Creekside Crossing I	Office	—	1,900	7,203	1,377	1,901	8,579	10,480	3,210	1998	1998
Creekside Crossing	Creekside Crossing II	Office	—	2,087	7,327	1,710	2,087	9,037	11,124	3,333	2000	2000
Creekside Crossing	Creekside Crossing III	Office	—	2,969	9,055	2,443	2,969	11,498	14,467	2,934	2006	2006
Creekside Crossing	Creekside Crossing IV	Office	—	2,966	7,775	4,735	2,877	12,599	15,476	2,258	2007	2007

Bridgeton, Missouri
Dukeport	DukePort I	Industrial	—	2,124	5,227	—	2,124	5,227	7,351	106	1996	2010
Dukeport	DukePort II	Industrial	—	1,470	2,747	—	1,470	2,747	4,217	64	1997	2010
Dukeport	DukePort V	Industrial	—	600	3,004	—	600	3,004	3,604	78	1998	2010
Dukeport	DukePort VI	Industrial	—	1,664	4,865	—	1,664	4,865	6,529	95	1999	2010
Dukeport	DukePort VII	Industrial	—	834	4,083	—	834	4,083	4,917	93	1999	2010
Dukeport	DukePort IX	Industrial	—	2,475	5,740	—	2,475	5,740	8,215	117	2001	2010

Brooklyn Park, Minneapolis
7300 Northland Drive	7300 Northland Drive	Industrial	—	700	5,655	315	703	5,967	6,670	1,890	1999	1998
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 1	Industrial	—	835	4,852	1,374	1,286	5,775	7,061	1,853	1998	1999
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 2	Industrial	—	449	2,553	808	599	3,211	3,810	1,039	1998	1999
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 4	Industrial	—	2,079	6,153	1,690	2,397	7,525	9,922	2,479	1999	1999
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 5	Industrial	—	1,079	4,422	724	1,354	4,871	6,225	1,652	2000	2000

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 6	Industrial	—	788	2,266	2,253	1,031	4,276	5,307	1,811	2000	2000
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 10	Industrial	—	2,757	4,423	1,078	2,723	5,535	8,258	1,915	2005	2005
Crosstown North Bus. Ctr.	Crosstown North Bus. Ctr. 12	Industrial	—	4,564	8,494	589	4,564	9,083	13,647	2,095	2005	2005

Brownsburg, Indiana
Ortho Indy West-MOB	Ortho Indy West-MOB	Medical Office	—	—	9,817	1,598	863	10,552	11,415	655	2008	2008

Carmel, Indiana
Hamilton Crossing	Hamilton Crossing I	Industrial	—	833	2,712	3,017	845	5,717	6,562	2,309	2000	1993
Hamilton Crossing	Hamilton Crossing II	Office	—	313	510	1,668	384	2,107	2,491	673	1997	1997
Hamilton Crossing	Hamilton Crossing III	Office	—	890	7,525	2,393	890	9,918	10,808	3,069	2000	2000
Hamilton Crossing	Hamilton Crossing IV	Office	—	515	4,978	629	598	5,524	6,122	1,825	1999	1999
Hamilton Crossing	Hamilton Crossing VI	Office	—	1,044	13,229	1,065	1,068	14,270	15,338	3,621	2004	2004

Carol Stream, Illinois
Carol Stream Business Park	Carol Stream IV	Industrial	11,977	3,204	14,869	1,289	3,204	16,158	19,362	4,288	2004	2003
Carol Stream Business Park	Carol Stream I	Industrial	—	1,095	3,438	—	1,095	3,438	4,533	89	1998	2010
Carol Stream Business Park	Carol Stream III	Industrial	—	1,556	6,256	—	1,556	6,256	7,812	120	2002	2010

Cary, North Carolina
Regency Forest	200 Regency Forest Drive	Office	—	1,230	12,014	2,460	1,307	14,397	15,704	4,132	1999	1999
Regency Forest	100 Regency Forest Drive	Office	—	1,538	9,385	2,438	1,644	11,717	13,361	3,376	1997	1999
Weston Parkway	6501 Weston Parkway	Office	—	1,775	9,641	1,724	1,775	11,365	13,140	3,359	1996	1999

Celebration, Florida
Celebration Business Center	Celebration Business Center I	Office	—	1,102	4,641	573	1,308	5,008	6,316	1,655	1997	1999
Celebration Business Center	Celebration Business Center II	Office	—	771	3,587	345	961	3,742	4,703	1,332	1997	1999
Celebration Office Center	Celebration Office Center I	Office	—	1,382	5,762	785	1,382	6,547	7,929	2,112	2000	2000

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Celebration Office Center	Celebration Office Center II	Office	—	1,382	3,819	2,866	1,634	6,433	8,067	2,161	2001	2001

Chantilly, Virginia
Northridge at Westfields	15002 Northridge Dr.	Office	—	2,082	1,663	1,427	2,082	3,090	5,172	403	2007	2007
Northridge at Westfields	15004 Northridge Dr.	Office	—	2,366	1,920	466	2,366	2,386	4,752	401	2007	2007
Northridge at Westfields	15006 Northridge Dr.	Office	—	2,920	2,276	1,059	2,920	3,335	6,255	691	2007	2007

Charlotte, North Carolina
Not Applicable	Morehead Medical Plaza I	Medical Office	33,237	191	39,040	—	191	39,040	39,231	—	2006	2010

Chillicothe, Ohio
Adena Health Pavilion	Adena Health Pavilion	Medical Office	—	—	14,428	61	—	14,489	14,489	3,006	2006	2007

Cincinnati, Ohio
311 Elm	311 Elm	Office	—	339	5,702	1,259	—	7,300	7,300	4,736	1986	1993
312 Elm	312 Elm	Office	—	4,750	46,172	5,611	5,428	51,105	56,533	23,332	1992	1993
312 Plum	312 Plum	Office	—	2,539	23,129	4,621	2,590	27,699	30,289	12,189	1987	1993
Blue Ash Office Center	Blue Ash Office Center VI	Office	—	518	2,565	680	518	3,245	3,763	1,218	1989	1997
Towers of Kenwood	Towers of Kenwood	Office	—	4,891	41,900	3,413	4,891	45,313	50,204	11,111	1989	2003
Governors Hill	8790 Governor's Hill	Office	—	400	4,377	1,348	408	5,717	6,125	2,618	1985	1993
Governors Hill	8800 Governor's Hill	Office	—	225	2,293	641	231	2,928	3,159	1,771	1985	1993
Governors Hill	8600/8650 Governor's Hill Dr.	Office	—	1,220	17,577	6,479	1,245	24,031	25,276	11,478	1986	1993
Kenwood Executive Center	Kenwood Executive Center	Office	—	606	3,677	1,031	664	4,650	5,314	1,745	1981	1997
Kenwood Commons	8230 Kenwood Commons	Office	2,818	638	4,016	1,017	638	5,033	5,671	3,164	1986	1993
Kenwood Commons	8280 Kenwood Commons	Office	1,782	638	2,782	687	638	3,469	4,107	1,846	1986	1993
Kenwood Medical Office Bldg.	Kenwood Medical Office Bldg.	Office	—	—	7,663	100	—	7,763	7,763	2,375	1999	1999
Pfeiffer Place	Pfeiffer Place	Office	—	3,608	11,455	2,420	3,608	13,875	17,483	3,748	2001	2001
Pfeiffer Woods	Pfeiffer Woods	Office	—	1,450	12,033	1,817	2,131	13,169	15,300	4,360	1998	1999
Remington Office Park	Remington Park Building A	Office	—	560	1,442	222	560	1,664	2,224	998	1982	1997
Remington Office Park	Remington Park Building B	Office	—	560	1,121	393	560	1,514	2,074	814	1982	1997

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Triangle Office Park	Triangle Office Park	Office	2,230	1,018	10,326	2,051	1,018	12,377	13,395	7,506	1985	1993
World Park	World Park Bldg 8	Industrial	—	1,095	2,641	—	1,095	2,641	3,736	64	1989	2010
World Park	World Park Bldg 9	Industrial	—	335	1,673	—	335	1,673	2,008	41	1989	2010
World Park	World Park Building 11	Industrial	—	674	2,032	—	674	2,032	2,706	44	1989	2010
World Park	World Park Building 14	Industrial	—	668	3,267	—	668	3,267	3,935	121	1989	2010
World Park	World Park Building 15	Industrial	—	488	1,991	—	488	1,991	2,479	72	1990	2010
World Park	World Park Building 16	Industrial	—	525	1,944	—	525	1,944	2,469	43	1989	2010
World Park	World Park Bldg 17	Industrial	6,870	1,133	5,668	—	1,133	5,668	6,801	127	1994	2010
World Park	World Park Building 18	Industrial	—	1,268	5,200	—	1,268	5,200	6,468	109	1997	2010
World Park	World Park Building 28	Industrial	—	870	5,316	—	870	5,316	6,186	106	1998	2010
World Park	World Park Building 29	Industrial	12,228	1,605	10,050	—	1,605	10,050	11,655	193	1998	2010
World Park	World Park Bldg 30	Industrial	14,113	2,492	11,628	—	2,492	11,628	14,120	247	1999	2010
World Park	World Park Building 31	Industrial	—	533	2,511	—	533	2,511	3,044	50	1998	2010
Good Samaritan W. Ridge MOB	Western Ridge	Medical Office	—	1,894	7,985	—	1,894	7,985	9,879	108	2010	2010

Clayton, Missouri
101 South Hanley	101 South Hanley	Office	—	6,150	41,443	3,710	6,150	45,153	51,303	12,207	1986	2002

Columbus, Ohio
Easton	One Easton Oval	Office	—	2,789	9,534	1,146	2,789	10,680	13,469	3,686	1999	1999
Easton	Two Easton Oval	Office	—	2,489	15,912	2,804	2,489	18,716	21,205	6,141	1996	1998
Easton	Easton Way One	Office	—	1,874	8,791	728	1,874	9,519	11,393	3,497	2000	2000
Easton	Easton Way Two	Office	—	2,005	6,808	836	2,005	7,644	9,649	1,843	2001	2001
Easton	Easton Way Three	Office	—	2,768	8,350	172	2,693	8,597	11,290	1,893	2003	2003
Easton	4400 Easton Commons	Office	—	1,886	7,779	1,350	1,886	9,129	11,015	2,998	2006	2006
Easton	4343 Easton Commons	Office	—	3,059	7,248	3,462	3,083	10,686	13,769	1,497	2007	2007

Coppell, Texas
Freeport North	Freeport X	Industrial	17,718	8,198	16,900	3,044	8,198	19,944	28,142	7,421	2004	2004
Point West Industrial	Point West VI	Industrial	11,209	10,181	17,905	4,127	10,181	22,032	32,213	3,466	2008	2008

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Point West Industrial	Point West VII	Industrial	9,938	6,785	13,668	6,488	7,201	19,740	26,941	2,835	2008	2008
Point West Industrial	Samsung Pkg Lot-PWT7	Grounds	—	306	—	11	317	—	317	43	n/a	2009

Dallas, Texas
Not Applicable	Baylor Administration Building	Medical Office	—	50	14,435	100	150	14,435	14,585	810	2009	2009

Davenport, Florida
Park 27 Distribution Center	Park 27 Distribution Center I	Industrial	—	2,449	6,107	33	2,449	6,140	8,589	2,341	2003	2003
Park 27 Distribution Center	Park 27 Distribution Center II	Industrial	—	4,374	8,218	4,697	4,415	12,874	17,289	2,316	2007	2007

Deerfield Township, Ohio
Deerfield Crossing	Deerfield Crossing A	Office	—	1,493	11,168	1,639	1,493	12,807	14,300	3,985	1999	1999
Deerfield Crossing	Deerfield Crossing B	Office	—	1,069	13,200	534	1,069	13,734	14,803	6,094	2001	2001
Governors Pointe	Governor's Pointe 4770	Office	—	586	7,516	1,111	596	8,617	9,213	4,738	1986	1993
Governors Pointe	Governor's Pointe 4705	Office	—	719	6,046	3,847	987	9,625	10,612	4,732	1988	1993
Governors Pointe	Governor's Pointe 4605	Office	—	630	16,600	4,496	909	20,817	21,726	9,730	1990	1993
Governors Pointe	Governor's Pointe 4660	Office	—	385	4,095	417	529	4,368	4,897	1,761	1997	1997
Governors Pointe	Governor's Pointe 4680	Office	—	1,115	6,299	1,378	1,115	7,677	8,792	2,756	1998	1998

Des Plaines, Illinois
2180 South Wolf Road	2180 South Wolf Road	Industrial	—	179	1,515	548	179	2,063	2,242	740	1969	1998

Downers Grove, Illinois
Executive Towers	Executive Towers I	Office	—	2,652	22,254	7,721	2,652	29,975	32,627	11,292	1983	1997
Executive Towers	Executive Towers II	Office	—	3,386	26,745	10,883	3,386	37,628	41,014	13,606	1984	1997
Executive Towers	Executive Towers III	Office	—	3,512	31,014	7,211	3,512	38,225	41,737	14,739	1987	1997

Dublin, Ohio
Scioto Corporate Center	Scioto Corporate Center	Office	—	1,100	2,716	1,628	1,100	4,344	5,444	1,793	1987	1996

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Tuttle Crossing	Qwest	Office	—	2,618	18,317	1,953	2,670	20,218	22,888	9,094	1990	1993
Tuttle Crossing	4700 Lakehurst Court	Office	—	717	2,318	955	717	3,273	3,990	1,583	1994	1994
Tuttle Crossing	5500 Glendon Court	Office	—	1,066	6,948	1,347	1,066	8,295	9,361	3,609	1995	1995
Tuttle Crossing	5555 Glendon Court	Office	—	1,600	6,752	1,898	1,789	8,461	10,250	3,826	1995	1995

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Tuttle Crossing	Compmanagement	Office	—	867	4,388	762	867	5,150	6,017	2,362	1997	1997
Tuttle Crossing	5555 Parkcenter Circle	Office	—	1,580	8,908	1,124	1,580	10,032	11,612	4,422	1992	1994
Tuttle Crossing	Parkwood Place	Office	—	1,690	11,507	1,097	1,690	12,604	14,294	6,274	1997	1997
Tuttle Crossing	Nationwide	Office	—	4,815	15,345	895	4,815	16,240	21,055	6,488	1996	1996
Tuttle Crossing	Emerald II	Office	—	495	2,525	252	495	2,777	3,272	916	1998	1998
Tuttle Crossing	Atrium II, South Tower	Office	—	1,649	8,707	1,260	1,649	9,967	11,616	3,331	1998	1998
Tuttle Crossing	Atrium II, North Tower	Office	—	1,597	7,747	1,599	1,597	9,346	10,943	2,936	1999	1999
Tuttle Crossing	Blazer I	Office	—	904	3,887	596	904	4,483	5,387	1,308	1999	1999
Tuttle Crossing	Parkwood II	Office	—	1,848	11,389	823	2,400	11,660	14,060	3,446	2000	2000
Tuttle Crossing	Blazer II	Office	—	1,016	5,032	1,190	1,016	6,222	7,238	1,846	2000	2000
Tuttle Crossing	Emerald III	Office	—	1,685	7,130	1,976	1,694	9,097	10,791	2,995	2001	2001

Duluth, Georgia
Crestwood Pointe	3805 Crestwood Parkway	Office	—	877	14,158	2,132	877	16,290	17,167	4,775	1997	1999
Crestwood Pointe	3885 Crestwood Parkway	Office	—	878	13,484	1,395	878	14,879	15,757	4,338	1998	1999
Hampton Green	Hampton Green Office I	Office	—	1,388	9,921	840	1,388	10,761	12,149	2,939	2000	2000
Business Park At Sugarloaf	2775 Premiere Parkway	Industrial	6,663	560	4,522	354	565	4,871	5,436	1,434	1997	1999
Business Park At Sugarloaf	3079 Premiere Parkway	Industrial	10,863	776	5,332	2,258	783	7,583	8,366	2,467	1998	1999
Business Park At Sugarloaf	Sugarloaf Office I	Office	—	1,042	8,133	769	1,042	8,902	9,944	2,619	1998	1999
Business Park At Sugarloaf	2850 Premiere Parkway	Office	8,179	621	4,621	1,017	627	5,632	6,259	1,181	1997	2002
Business Park At Sugarloaf	Sugarloaf Office II (3039)	Office	—	972	3,784	638	1,006	4,388	5,394	1,083	1999	2002
Business Park At Sugarloaf	Sugarloaf Office III (2810)	Office	—	696	3,565	543	696	4,108	4,804	973	1999	2002
Business Park At Sugarloaf	2855 Premiere Parkway	Industrial	5,775	765	3,297	601	770	3,893	4,663	1,166	1999	1999
Business Park At Sugarloaf	6655 Sugarloaf	Industrial	12,723	1,651	6,985	972	1,659	7,949	9,608	1,709	1998	2001

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Business Park At Sugarloaf	Sugarloaf Office IV	Office	—	623	2,336	698	623	3,034	3,657	863	2000	2000
Business Park At Sugarloaf	Sugarloaf Office V	Office	—	744	1,968	789	744	2,757	3,501	763	2001	2001
Business Park At Sugarloaf	Sugarloaf VI	Office	—	1,589	5,437	1,419	1,589	6,856	8,445	2,152	2005	2005
Business Park At Sugarloaf	Sugarloaf VII	Office	—	1,722	5,055	2,658	1,726	7,709	9,435	1,660	2006	2006
Meadowbrook	2450 Meadowbrook Parkway	Industrial	—	383	1,625	—	383	1,625	2,008	36	1989	2010
Meadowbrook	2500 Meadowbrook Parkway	Industrial	—	405	1,930	—	405	1,930	2,335	50	1987	2010
Pinebrook	2625 Pinemeadow Court	Industrial	—	861	4,021	—	861	4,021	4,882	166	1994	2010
Pinebrook	2660 Pinemeadow Court	Industrial	—	540	2,277	—	540	2,277	2,817	64	1996	2010
Pinebrook	2450 Satellite Boulevard	Industrial	—	556	2,422	—	556	2,422	2,978	69	1994	2010

Eagan, Minnesota
Apollo Industrial Center	Apollo Industrial Ctr I	Industrial	3,977	866	4,300	1,472	882	5,756	6,638	2,160	1997	1997
Apollo Industrial Center	Apollo Industrial Ctr II	Industrial	1,881	474	2,455	167	474	2,622	3,096	810	2000	2000
Apollo Industrial Center	Apollo Industrial Ctr III	Industrial	5,054	1,432	6,316	25	1,432	6,341	7,773	1,896	2000	2000
Silver Bell Commons	Silver Bell Commons	Industrial	—	1,807	5,757	1,760	1,908	7,416	9,324	2,690	1999	1999
Trapp Road Commerce Center	Trapp Road Commerce Center I	Industrial	2,689	671	3,847	462	700	4,280	4,980	1,450	1996	1998
Trapp Road Commerce Center	Trapp Road Commerce Center II	Industrial	4,697	1,250	6,444	1,154	1,266	7,582	8,848	2,659	1998	1998

Earth City, Missouri
Earth City	Rider Trail	Office	—	2,615	9,807	2,429	2,615	12,236	14,851	4,496	1987	1997
Earth City	3300 Pointe 70	Office	—	1,186	6,055	2,805	1,186	8,860	10,046	3,270	1989	1997

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Earth City	Corporate Center, Earth City	Industrial	—	783	2,161	1,861	783	4,022	4,805	1,774	2000	2000
Earth City	Corporate Trail Distribution	Industrial	—	2,850	6,163	1,789	2,875	7,927	10,802	1,709	2006	2006

East Point, Georgia
Camp Creek	Camp Creek Bldg 1400	Office	5,339	561	2,523	1,209	573	3,720	4,293	996	1988	2001
Camp Creek	Camp Creek Bldg 1800	Office	4,400	462	2,536	460	471	2,987	3,458	789	1989	2001
Camp Creek	Camp Creek Bldg 2000	Office	5,023	395	2,285	1,098	470	3,308	3,778	645	1989	2001
Camp Creek	Camp Creek Bldg 2400	Industrial	3,133	296	1,513	701	308	2,202	2,510	639	1988	2001
Camp Creek	Camp Creek Bldg 2600	Industrial	3,330	364	2,014	236	375	2,239	2,614	588	1990	2001
Camp Creek	3201 Centre Parkway	Industrial	19,254	4,406	9,512	723	4,944	9,697	14,641	2,835	2004	2004
Camp Creek	Camp Creek Building 1200	Office	—	1,334	2,246	1,084	1,344	3,320	4,664	1,963	2005	2005
Camp Creek	3900 North Commerce	Industrial	5,288	1,059	2,966	22	1,081	2,966	4,047	711	2005	2005
Camp Creek	3909 North Commerce	Industrial	—	5,687	10,192	12,465	8,944	19,400	28,344	5,334	2006	2006
Camp Creek	4200 N. Commerce-Hartsfield WH	Industrial	11,867	2,065	7,076	122	2,116	7,147	9,263	1,243	2006	2006
Camp Creek	Camp Creek Building 1000	Office	—	1,537	2,459	1,135	1,549	3,582	5,131	1,380	2006	2006
Camp Creek	3000 Centre Parkway	Industrial	—	1,163	1,884	1,127	1,182	2,992	4,174	788	2007	2007
Camp Creek	1500 Centre Parkway	Office	—	1,683	5,564	3,338	1,716	8,869	10,585	1,609	2008	2008
Camp Creek	1100 Centre Parkway	Office	—	1,309	4,881	318	1,336	5,172	6,508	616	2008	2008
Camp Creek	4800 N. Commerce Dr. (Site Q)	Industrial	—	2,476	4,650	753	2,512	5,367	7,879	546	2008	2008

Ellabell, Georgia
Crossroads (Savannah)	1086 Orafold Pkwy	Industrial	10,525	2,042	13,104	190	2,046	13,290	15,336	1,538	2006	2008

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired

Evansville, Indiana
St. Mary's Heart Institute	St. Mary's Heart Institute	Medical Office	—	—	20,946	1,559	—	22,505	22,505	3,878	2006	2007

Fairfield, Ohio
Thunderbird Building 1	Thunderbird Building 1	Industrial	—	248	1,617	344	248	1,961	2,209	855	1991	1995
Union Centre Industrial Park	Union Centre Industrial Park 2	Industrial	—	5,635	8,709	819	5,635	9,528	15,163	1,285	2008	2008

Fishers, Indiana
Exit 5	Exit 5 Building 1	Industrial	—	822	2,636	443	822	3,079	3,901	1,026	1999	1999
Exit 5	Exit 5 Building 2	Industrial	—	749	3,825	442	749	4,267	5,016	2,011	2000	2000
St. Vincent Northeast MOB	St. Vincent Northeast MOB	Medical Office	—	—	23,101	4,292	4,235	23,158	27,393	3,727	2008	2008

Florence, Kentucky
Empire Commerce Center	Empire Commerce Center	Industrial	—	813	878	—	813	878	1,691	39	1980	2010
Kentucky Drive	7910 Kentucky Drive	Industrial	—	265	451	—	265	451	716	19	1980	2010
Kentucky Drive	7920 Kentucky Drive	Industrial	—	653	850	—	653	850	1,503	41	1974	2010

Franklin, Tennessee
Aspen Grove Industrial	Aspen Grove Business Ctr I	Industrial	—	936	6,066	2,993	936	9,059	9,995	3,479	1996	1999
Aspen Grove Industrial	Aspen Grove Business Ctr II	Industrial	—	1,151	6,410	797	1,151	7,207	8,358	2,201	1996	1999
Aspen Grove Industrial	Aspen Grove Business Ctr III	Industrial	—	970	5,367	490	970	5,857	6,827	1,672	1998	1999
Aspen Grove Industrial	Aspen Grove Business Center IV	Industrial	—	492	2,249	59	492	2,308	2,800	499	2002	2002
Aspen Grove Industrial	Aspen Grove Business Ctr V	Industrial	—	943	5,163	2,556	943	7,719	8,662	2,665	1996	1999
Aspen Grove Industrial	Aspen Grove Flex Center II	Industrial	—	240	1,163	450	240	1,613	1,853	176	1999	1999

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Aspen Grove Office	Aspen Grove Office Center I	Office	—	950	5,709	2,635	950	8,344	9,294	2,459	1999	1999
Aspen Grove Industrial	Aspen Grove Flex Center I	Industrial	—	301	1,061	686	301	1,747	2,048	479	1999	1999
Aspen Grove Industrial	Aspen Grove Flex Center III	Industrial	—	327	1,121	1,001	327	2,122	2,449	643	2001	2001
Aspen Grove Industrial	Aspen Grove Flex Center IV	Industrial	—	205	861	210	205	1,071	1,276	270	2001	2001
Aspen Grove Office	Aspen Corporate Center 100	Office	—	723	2,904	94	723	2,998	3,721	875	2004	2004
Aspen Grove Office	Aspen Corporate Center 200	Office	—	1,306	1,870	1,655	1,306	3,525	4,831	1,233	2006	2006
Aspen Grove Office	Aspen Corporate Center 300	Office	—	1,451	2,050	1,607	1,460	3,648	5,108	384	2008	2008
Aspen Grove Office	Aspen Corporate Center 400	Office	—	1,833	2,621	2,514	1,833	5,135	6,968	1,084	2007	2007
Aspen Grove Office	Aspen Grove Office Center II	Office	—	2,320	8,177	3,755	2,320	11,932	14,252	2,886	2007	2007
Brentwood South Bus. Center	Brentwood South Bus Ctr IV	Industrial	—	569	2,406	1,122	705	3,392	4,097	1,227	1990	1999
Brentwood South Bus. Center	Brentwood South Bus Ctr V	Industrial	—	445	1,907	161	445	2,068	2,513	622	1990	1999
Brentwood South Bus. Center	Brentwood South Bus Ctr VI	Industrial	1,279	489	1,232	631	489	1,863	2,352	614	1990	1999

Franklin Park, Illinois
O'Hare Distribution Center	O'Hare Distribution Ctr	Industrial	—	3,900	3,013	1,068	3,900	4,081	7,981	553	2007	2007

Frisco, Texas
Duke Bridges	Duke Bridges III	Office	—	4,647	7,546	7,056	4,647	14,602	19,249	2,166	2007	2007

Ft. Wayne, Indiana
Parkview Ambulatory Svcs - MOB	Parkview Ambulatory Svcs - MOB	Medical Office	—	937	10,661	4,381	937	15,042	15,979	1,642	2007	2007

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Garden City, Georgia
Aviation Court	Aviation Court Land	Grounds	—	1,509	—	—	1,509	—	1,509	94	n/a	2006

Goodyear, Arizona
Goodyear Crossing Ind. Park	Goodyear One	Industrial	—	5,142	4,942	1,873	5,142	6,815	11,957	1,125	2008	2008

Grand Prairie, Texas
Grand Lakes	Grand Lakes I	Industrial	—	8,106	12,021	308	8,040	12,395	20,435	3,070	2006	2006
Grand Lakes	Grand Lakes II	Industrial	—	11,853	16,714	8,302	11,853	25,016	36,869	4,341	2008	2008

Grove City, Ohio
SouthPointe Business Park	SouthPointe Building A	Industrial	—	844	5,509	—	844	5,509	6,353	128	1995	2010
SouthPointe Business Park	SouthPointe Building B	Industrial	—	790	5,284	—	790	5,284	6,074	128	1996	2010
SouthPointe Business Park	SouthPointe Building C	Industrial	—	754	6,337	—	754	6,337	7,091	122	1996	2010

Groveport, Ohio
6600 Port Road	6600 Port Road	Industrial	—	2,725	23,104	2,124	3,213	24,740	27,953	9,107	1998	1997
Groveport Commerce Center	Groveport Commerce Center #437	Industrial	3,233	1,049	6,759	1,305	1,065	8,048	9,113	2,463	1999	1999
Groveport Commerce Center	Groveport Commerce Center #168	Industrial	1,782	510	3,137	1,257	510	4,394	4,904	1,405	2000	2000
Groveport Commerce Center	Groveport Commerce Center #345	Industrial	3,111	1,045	6,123	1,216	1,045	7,339	8,384	2,244	2000	2000
Groveport Commerce Center	Groveport Commerce Center #667	Industrial	6,848	4,420	14,172	360	4,420	14,532	18,952	4,729	2005	2005
Rickenbacker Park	Rickenbacker 936	Industrial	—	5,680	23,616	—	5,680	23,616	29,296	244	2008	2010

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Hazelwood, Missouri
Hazelwood	Lindbergh Distribution Center	Industrial	—	8,200	10,305	3,407	8,491	13,421	21,912	2,105	2007	2007

Hebron, Kentucky
Southpark	Southpark Building 4	Industrial	—	779	3,189	347	779	3,536	4,315	1,568	1994	1994
Southpark	CR Services	Industrial	—	1,085	4,119	1,410	1,085	5,529	6,614	2,358	1994	1994
Hebron Industrial Park	Hebron Building 1	Industrial	—	8,855	11,527	227	8,855	11,754	20,609	3,397	2006	2006
Hebron Industrial Park	Hebron Building 2	Industrial	—	6,790	9,039	3,629	6,812	12,646	19,458	1,842	2007	2007
Skyport	Skyport Building 1	Industrial	—	1,057	6,219	—	1,057	6,219	7,276	167	1997	2010
Skyport	Skyport Building 2	Industrial	—	1,400	9,084	—	1,400	9,084	10,484	208	1998	2010
Skyport	Skyport Building 3	Industrial	—	2,016	9,114	—	2,016	9,114	11,130	251	2000	2010
Skyport	Skyport Building 4	Industrial	—	473	2,957	—	473	2,957	3,430	120	1999	2010
Skyport	Skyport Building 5	Industrial	—	2,878	7,408	—	2,878	7,408	10,286	266	2006	2010
Southpark	Southpark Building 1	Industrial	—	553	1,607	—	553	1,607	2,160	55	1990	2010
Southpark	Southpark Building 3	Industrial	—	755	3,611	—	755	3,611	4,366	80	1991	2010

Hopkins, Minnesota
Cornerstone Business Center	Cornerstone Business Center	Industrial	3,413	1,469	8,360	725	1,543	9,011	10,554	3,151	1996	1997

Houston, Texas
Point North Cargo Park	Point North One	Industrial	—	3,125	3,420	2,168	3,125	5,588	8,713	971	2008	2008
Westland Business Park	Westland I	Industrial	—	4,183	5,200	2,919	4,233	8,069	12,302	1,737	2008	2008

Hutchins, Texas
Duke Intermodal Park	Duke Intermodal I	Industrial	—	5,290	9,242	2,416	5,290	11,658	16,948	1,972	2006	2006

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Independence, Ohio
Corporate Plaza	Corporate Plaza I	Office	—	2,116	13,453	(1,913)	2,116	11,540	13,656	6,371	1989	1996
Corporate Plaza	Corporate Plaza II	Office	—	1,841	11,642	500	1,841	12,142	13,983	5,950	1991	1996
Freedom Square	Freedom Square I	Office	—	595	3,635	(1,604)	607	2,019	2,626	1,810	1980	1996
Freedom Square	Freedom Square II	Office	—	1,746	11,403	(1,522)	1,746	9,881	11,627	5,309	1987	1996
Freedom Square	Freedom Square III	Office	—	701	5,561	(1,170)	701	4,391	5,092	2,212	1997	1997
Oak Tree Place	Oak Tree Place	Office	—	703	4,501	978	703	5,479	6,182	2,065	1995	1997
Park Center Plaza	Park Center Plaza I	Office	—	2,193	10,882	2,542	2,193	13,424	15,617	4,574	1998	1998
Park Center Plaza	Park Center Plaza II	Office	—	2,190	10,898	1,737	2,190	12,635	14,825	4,068	1999	1999
Park Center Plaza	Park Center Plaza III	Office	—	2,190	10,623	3,390	2,190	14,013	16,203	4,584	2000	2000

Indianapolis, Indiana
Park 100	Park 465	Industrial	—	124	759	177	124	936	1,060	158	1983	2005
Franklin Road Business Park	Franklin Road Business Center	Industrial	—	594	8,765	1,822	594	10,587	11,181	4,661	1998	1995
6061 Guion Road	6061 Guion Rd	Industrial	—	274	1,770	365	274	2,135	2,409	863	1974	1995
Hillsdale	Hillsdale Technecenter 4	Industrial	—	366	4,724	1,654	366	6,378	6,744	2,905	1987	1993
Hillsdale	Hillsdale Technecenter 5	Industrial	—	251	2,816	1,239	251	4,055	4,306	1,791	1987	1993
Hillsdale	Hillsdale Technecenter 6	Industrial	—	315	2,962	2,313	315	5,275	5,590	2,373	1987	1993
8071 Township Line Road	8071 Township Line Road	Medical Office	—	—	2,319	944	—	3,263	3,263	373	2007	2007
St. Francis Franklin Township	Franklin Township POB	Medical Office	—	—	3,197	55	10	3,242	3,252	219	2009	2009
St. Francis US31 & Southport	St. Francis US31 &Southport Rd	Medical Office	—	—	3,547	37	11	3,573	3,584	251	2009	2009
Park 100	Park 100 Bldg 31	Industrial	—	64	354	152	64	506	570	79	1978	2005
Park 100	Park 100 Building 96	Industrial	—	1,171	13,804	113	1,424	13,664	15,088	5,640	1997	1995
Park 100	Park 100 Building 98	Industrial	—	273	7,618	2,420	273	10,038	10,311	4,775	1995	1994
Park 100	Park 100 Building 100	Industrial	—	103	1,931	823	103	2,754	2,857	1,140	1995	1995

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park 100	Park 100 Building 102	Office	—	182	1,108	356	182	1,464	1,646	274	1982	2005
Park 100	Park 100 Building 107	Industrial	—	99	1,698	379	99	2,077	2,176	931	1984	1995
Park 100	Park 100 Building 109	Industrial	—	240	1,659	433	246	2,086	2,332	1,279	1985	1986
Park 100	Park 100 Building 116	Office	—	341	2,871	555	348	3,419	3,767	1,859	1988	1988
Park 100	Park 100 Building 118	Office	—	226	1,962	993	230	2,951	3,181	1,320	1988	1993
Park 100	Park 100 Building 119	Office	—	283	2,601	1,576	395	4,065	4,460	1,785	1989	1993
Park 100	Park 100 Building 122	Industrial	—	284	3,442	1,098	290	4,534	4,824	2,225	1990	1993
Park 100	Park 100 Building 124	Office	—	227	2,496	444	227	2,940	3,167	815	1992	2002
Park 100	Park 100 Building 127	Industrial	—	96	1,654	629	96	2,283	2,379	951	1995	1995
Park 100	Park 100 Building 141	Industrial	—	1,120	2,939	101	1,120	3,040	4,160	847	2005	2005
Park 100	UPS Parking	Grounds	—	270	—	—	270	—	270	123	n/a	1997
Park 100	Bldg 111 Parking Lot	Grounds	—	114	—	—	114	—	114	—	n/a	1994
Park 100	3.58 acres on Allison Avenue	Grounds	—	242	—	—	242	—	242	61	n/a	2000
Park 100	Hewlett-Packard Land Lease	Grounds	—	252	—	—	252	—	252	49	n/a	2003
Park 100	Park 100 Bldg 121 Land Lease	Grounds	—	5	—	—	5	—	5	1	n/a	2003
Park 100	Hewlett Packard Land Lse-62	Grounds	—	45	—	—	45	—	45	9	n/a	2003
Park 100	West 79th St. Parking Lot LL	Grounds	—	350	—	699	1,049	—	1,049	192	n/a	2006
Park Fletcher	Park Fletcher Building 33	Industrial	—	1,237	5,264	17	1,237	5,281	6,518	998	1997	2006
Park Fletcher	Park Fletcher Building 34	Industrial	—	1,331	5,427	519	1,331	5,946	7,277	1,088	1997	2006
Park Fletcher	Park Fletcher Building 35	Industrial	—	380	1,464	38	380	1,502	1,882	326	1997	2006
Park Fletcher	Park Fletcher Building 36	Industrial	—	476	2,355	59	476	2,414	2,890	449	1997	2006
Park Fletcher	Park Fletcher Building 37	Industrial	—	286	653	9	286	662	948	150	1998	2006

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park Fletcher	Park Fletcher Building 38	Industrial	—	1,428	5,957	68	1,428	6,025	7,453	1,079	1999	2006
Park Fletcher	Park Fletcher Building 39	Industrial	—	570	2,130	249	570	2,379	2,949	478	1999	2006
Park Fletcher	Park Fletcher Building 40	Industrial	—	761	3,363	408	761	3,771	4,532	835	1999	2006

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park Fletcher	Park Fletcher Building 41	Industrial	—	952	4,290	78	952	4,368	5,320	786	2001	2006
Park Fletcher	Park Fletcher Building 42	Industrial	—	2,095	8,273	49	2,095	8,322	10,417	1,280	2001	2006
Parkwood Crossing	One Parkwood Crossing	Office	—	1,018	9,273	1,723	1,028	10,986	12,014	4,256	1989	1995
Parkwood Crossing	Three Parkwood Crossing	Office	—	1,377	7,530	1,418	1,387	8,938	10,325	3,365	1997	1997
Parkwood Crossing	Four Parkwood Crossing	Office	—	1,489	10,887	1,018	1,537	11,857	13,394	4,216	1998	1998
Parkwood Crossing	Five Parkwood Crossing	Office	—	1,485	10,237	1,133	1,528	11,327	12,855	3,057	1999	1999
Parkwood Crossing	Six Parkwood Crossing	Office	—	1,960	13,843	1,290	1,960	15,133	17,093	4,811	2000	2000
Parkwood Crossing	Eight Parkwood Crossing	Office	—	6,435	15,399	741	6,435	16,140	22,575	5,399	2003	2003
Parkwood Crossing	Nine Parkwood Crossing	Office	—	6,046	15,991	1,210	6,047	17,200	23,247	5,143	2005	2005
Parkwood West	One West	Office	14,730	5,361	16,182	4,615	5,361	20,797	26,158	2,414	2007	2007
Parkwood Crossing	PWW Granite City Lease	Grounds	—	1,846	856	—	1,846	856	2,702	177	2008	2009
River Road - Indianapolis	River Road Building I	Office	—	856	6,789	2,029	856	8,818	9,674	4,290	1998	1998
River Road - Indianapolis	River Road Building II	Office	—	1,827	8,416	2,499	1,886	10,856	12,742	1,223	2008	2008
Woodland Corporate Park	Woodland Corporate Park I	Office	—	290	3,422	928	320	4,320	4,640	1,520	1998	1998
Woodland Corporate Park	Woodland Corporate Park II	Office	—	271	2,958	1,108	297	4,040	4,337	1,222	1999	1999
Woodland Corporate Park	Woodland Corporate Park III	Office	—	1,227	3,559	358	1,227	3,917	5,144	1,190	2000	2000
Woodland Corporate Park	Woodland Corporate Park V	Office	—	768	10,000	332	768	10,332	11,100	2,941	2003	2003
Woodland Corporate Park	Woodland Corporate Park VI	Office	—	2,145	10,165	4,064	2,145	14,229	16,374	1,964	2008	2008
3200 North Elizabeth	3200 North Elizabeth	Industrial	—	360	787	—	360	787	1,147	20	1973	2010
Park 100	Georgetown Rd. Bldg 1	Industrial	—	468	1,959	—	468	1,959	2,427	43	1987	2010
Park 100	Georgetown Rd. Bldg 2	Industrial	—	465	2,219	—	465	2,219	2,684	52	1987	2010

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park 100	Georgetown Rd. Bldg 3	Industrial	—	408	957	—	408	957	1,365	34	1987	2010
Hillsdale	Hillsdale Technecenter 1	Industrial	3,359	733	2,679	—	733	2,679	3,412	105	1986	2010
Hillsdale	Hillsdale Technecenter 2	Industrial	2,408	440	2,141	—	440	2,141	2,581	50	1986	2010
Hillsdale	Hillsdale Technecenter 3	Industrial	2,374	440	2,134	—	440	2,134	2,574	64	1987	2010
North Airport Park	North Airport Park Bldg 2	Industrial	—	1,800	4,953	—	1,800	4,953	6,753	108	1997	2010
Park 100	Park 100 Building 39	Industrial	—	628	2,284	—	628	2,284	2,912	55	1987	2010
Park 100	Park 100 Building 48	Industrial	2,113	690	1,730	—	690	1,730	2,420	33	1984	2010
Park 100	Park 100 Building 49	Industrial	1,927	364	1,644	—	364	1,644	2,008	33	1982	2010
Park 100	Park 100 Building 50	Industrial	1,045	327	700	—	327	700	1,027	18	1982	2010
Park 100	Park 100 Building 52	Industrial	541	216	189	—	216	189	405	5	1983	2010
Park 100	Park 100 Building 53	Industrial	1,865	338	1,513	—	338	1,513	1,851	34	1984	2010
Park 100	Park 100 Building 54	Industrial	1,633	354	1,413	—	354	1,413	1,767	28	1984	2010
Park 100	Park 100 Building 56	Industrial	3,397	1,275	1,561	—	1,275	1,561	2,836	32	1984	2010
Park 100	Park 100 Building 57	Industrial	2,154	616	1,319	—	616	1,319	1,935	53	1984	2010
Park 100	Park 100 Building 58	Industrial	2,214	642	2,129	—	642	2,129	2,771	43	1984	2010
Park 100	Park 100 Building 59	Industrial	1,653	411	1,539	—	411	1,539	1,950	35	1985	2010
Park 100	Park 100 Building 60	Industrial	1,861	382	1,542	—	382	1,542	1,924	45	1985	2010
Park 100	Park 100 Building 62	Industrial	1,809	616	707	—	616	707	1,323	50	1986	2010
Park 100	Park 100 Building 63	Industrial	—	388	967	—	388	967	1,355	22	1987	2010
Park 100	Park 100 Building 64	Industrial	—	389	978	—	389	978	1,367	22	1987	2010
Park 100	Park 100 Building 66	Industrial	—	424	1,324	—	424	1,324	1,748	45	1987	2010

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park 100	Park 100 Building 67	Industrial	919	338	692	—	338	692	1,030	15	1987	2010
Park 100	Park 100 Building 68	Industrial	1,643	338	1,200	—	338	1,200	1,538	26	1987	2010
Park 100	Park 100 Building 79	Industrial	—	358	1,768	—	358	1,768	2,126	41	1988	2010
Park 100	Park 100 Building 80	Industrial	—	358	1,919	—	358	1,919	2,277	55	1988	2010
Park 100	Park 100 Building 83	Industrial	—	427	1,122	—	427	1,122	1,549	46	1989	2010
Park 100	Park 100 Building 84	Industrial	—	427	1,874	—	427	1,874	2,301	61	1989	2010
Park 100	Park 100 Building 87	Industrial	—	1,136	6,374	—	1,136	6,374	7,510	139	1989	2010
Park 100	Park 100 Building 97	Industrial	—	1,070	4,994	—	1,070	4,994	6,064	95	1994	2010
Park 100	Park 100 Building 110	Office	—	376	1,653	—	376	1,653	2,029	31	1987	2010
Park 100	Park 100 Building 111	Industrial	—	633	3,122	—	633	3,122	3,755	91	1987	2010
Park 100	Park 100 Building 112	Industrial	—	356	831	—	356	831	1,187	22	1987	2010
Park 100	Park 100 Building 128	Industrial	—	1,152	16,380	—	1,152	16,380	17,532	570	1996	2010
Park 100	Park 100 Building 129	Industrial	—	1,280	9,447	—	1,280	9,447	10,727	290	2000	2010
Park 100	Park 100 Building 131	Industrial	—	1,680	10,874	—	1,680	10,874	12,554	204	1997	2010
Park 100	Park 100 Building 133	Industrial	—	104	1,157	—	104	1,157	1,261	20	1997	2010

Kyle, Texas
Seton Hays	Seton Hays MOB I	Medical Office	—	165	11,736	2,837	165	14,573	14,738	418	2009	2009

Lafayette, Indiana
St. Elizabeth Regional Health	St. Elizabeth 3920 Building A	Medical Office	—	165	8,968	394	165	9,362	9,527	252	2009	2009
St. Elizabeth Regional Health	St. Elizabeth 3900 Building B	Medical Office	—	146	10,070	1,161	146	11,231	11,377	319	2009	2009

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Lake Forest, Illinois
Bradley Business Center	13825 West Laurel Drive	Industrial	—	750	1,383	906	750	2,289	3,039	1,002	1985	1999
Conway Park	One Conway Park	Office	—	1,901	16,361	3,349	1,901	19,710	21,611	6,580	1989	1998
Conway Park	West Lake at Conway	Office	—	4,218	10,461	3,264	4,230	13,713	17,943	1,360	2008	2008

Lake Mary, Florida
Northpoint	Northpoint I	Office	—	1,087	9,750	1,969	1,087	11,719	12,806	3,622	1998	2001
Northpoint	Northpoint II	Office	—	1,202	8,958	1,089	1,202	10,047	11,249	3,051	1999	2001
Northpoint	Northpoint IV	Office	—	1,605	8,157	4,747	1,605	12,904	14,509	4,697	2002	2002

LaPorte, Texas
Bayport North Industrial Park	Bayport Container Lot	Grounds	—	3,334	—	—	3,334	—	3,334	—	n/a	2010

Lawrenceville, Georgia
Hillside at Huntcrest	Huntcrest I	Office	—	1,193	10,788	2,867	1,193	13,655	14,848	4,616	2000	2001
Hillside at Huntcrest	Huntcrest II	Office	—	927	9,439	1,269	927	10,708	11,635	2,722	2000	2001
Hillside at Huntcrest	Huntcrest III	Office	—	1,358	12,160	894	1,358	13,054	14,412	3,838	2001	2002
Hillside at Huntcrest	Huntcrest IV	Office	—	1,295	5,742	497	1,306	6,228	7,534	1,457	2004	2004
Other Northeast I85 Properties	Weyerhaeuser BTS	Industrial	9,188	3,974	3,101	22	3,982	3,115	7,097	1,556	2004	2004

Lebanon, Indiana
Lebanon Business Park	Lebanon Building 4	Industrial	11,486	305	9,012	241	305	9,253	9,558	3,081	2000	1997
Lebanon Business Park	Lebanon Building 9	Industrial	10,252	554	6,871	770	554	7,641	8,195	2,506	1999	1999
Lebanon Business Park	Lebanon Building 12	Industrial	24,418	5,163	12,851	394	5,163	13,245	18,408	4,787	2003	2003
Lebanon Business Park	Lebanon Building 13	Industrial	9,358	561	6,473	83	1,901	5,216	7,117	2,197	2003	2003
Lebanon Business Park	Lebanon Building 14	Industrial	19,178	2,813	11,496	811	2,813	12,307	15,120	2,599	2005	2005
Lebanon Business Park	Lebanon Building 1(Amer Air)	Industrial	3,495	312	3,526	—	312	3,526	3,838	71	1996	2010
Lebanon Business Park	Lebanon Building 2	Industrial	18,922	948	19,093	—	948	19,093	20,041	343	2007	2010
Lebanon Business Park	Lebanon Building 6	Industrial	—	699	7,611	—	699	7,611	8,310	179	1998	2010

Lebanon, Tennessee
Park 840 Logistics Center	Pk 840 Logistics Cnt. Bldg 653	Industrial	—	6,776	10,954	1,788	6,776	12,742	19,518	2,561	2006	2006

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired

Lisle, Illinois
Corporate Lakes Business Park	2275 Cabot Drive	Office	6,390	3,355	6,971	20	3,355	6,991	10,346	1,667	1996	2004

Maryland Heights, Missouri
Riverport Business Park	Riverport Tower	Office	—	3,549	27,727	8,392	3,954	35,714	39,668	13,962	1991	1997
Riverport Business Park	Riverport Distribution	Industrial	—	242	2,217	1,132	242	3,349	3,591	1,210	1990	1997
Riverport Business Park	Express Scripts Service Center	Industrial	—	1,197	8,590	427	1,197	9,017	10,214	3,304	1992	1997
Riverport Business Park	13900 Riverport Drive	Office	—	2,285	9,473	721	2,285	10,194	12,479	3,446	1999	1999
Riverport Business Park	Riverport 1	Industrial	—	900	2,588	396	900	2,984	3,884	1,165	1999	1999
Riverport Business Park	Riverport 2	Industrial	—	1,238	4,152	70	1,238	4,222	5,460	1,539	2000	2000
Riverport Business Park	Riverport III	Industrial	—	1,269	1,982	2,223	1,269	4,205	5,474	1,392	2001	2001
Riverport Business Park	Riverport IV	Industrial	—	1,864	3,362	1,586	1,864	4,948	6,812	898	2007	2007

McDonough, Georgia
Liberty Distribution Center	120 Declaration Drive	Industrial	—	615	8,377	350	615	8,727	9,342	2,513	1997	1999
Liberty Distribution Center	250 Declaration Drive	Industrial	22,248	2,273	13,225	2,438	2,312	15,624	17,936	4,854	2001	2001

Melrose Park, Illinois
O'Hare International Ctr	Melrose Business Center	Industrial	—	5,907	17,398	—	5,907	17,398	23,305	112	2000	2010

Mendota Heights, Minnesota
Enterprise Industrial Center	Enterprise Industrial Center	Industrial	337	864	4,924	697	888	5,597	6,485	1,961	1979	1997

Mishawaka, Indiana
SJRMC Edison Lakes MOB	SJRMC Edison Lakes MOB	Medical Office	—	—	31,955	2,860	42	34,773	34,815	1,428	2009	2009

Moosic, Pennsylvania
Not Applicable	Shoppes at Montage	Retail	—	21,347	39,006	306	21,347	39,312	60,659	7,398	2007	2009

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Morgans Point, Texas
Not Applicable	Barbours Cut I	Industrial	—	1,482	8,209	—	1,482	8,209	9,691	—	2004	2010
Not Applicable	Barbours Cut II	Industrial	—	1,447	8,471	—	1,447	8,471	9,918	—	2005	2010

Morrisville, North Carolina
Perimeter Park	507 Airport Blvd	Industrial	—	1,327	7,353	1,778	1,351	9,107	10,458	2,751	1993	1999
Perimeter Park	5151 McCrimmon Pkwy	Office	—	1,318	7,090	2,065	1,342	9,131	10,473	2,815	1995	1999
Perimeter Park	2600 Perimeter Park Dr	Industrial	—	975	5,177	1,143	991	6,304	7,295	1,975	1997	1999
Perimeter Park	5150 McCrimmon Pkwy	Industrial	—	1,739	12,130	1,698	1,773	13,794	15,567	4,070	1998	1999
Perimeter Park	2400 Perimeter Park Drive	Office	—	760	5,512	1,314	778	6,808	7,586	2,046	1999	1999
Perimeter Park	3000 Perimeter Park Dr (Met 1)	Industrial	205	482	2,466	1,330	491	3,787	4,278	1,163	1989	1999
Perimeter Park	2900 Perimeter Park Dr (Met 2)	Industrial	163	235	1,882	1,280	264	3,133	3,397	1,017	1990	1999
Perimeter Park	2800 Perimeter Park Dr (Met 3)	Industrial	316	777	4,720	1,047	843	5,701	6,544	1,789	1992	1999
Perimeter Park	1100 Perimeter Park Drive	Industrial	—	777	5,581	1,322	794	6,886	7,680	2,073	1990	1999
Perimeter Park	1500 Perimeter Park Drive	Office	—	1,148	10,086	1,121	1,177	11,178	12,355	3,101	1996	1999
Perimeter Park	1600 Perimeter Park Drive	Office	—	1,463	9,463	2,310	1,513	11,723	13,236	3,858	1994	1999
Perimeter Park	1800 Perimeter Park Drive	Office	—	907	5,513	1,750	993	7,177	8,170	2,321	1994	1999
Perimeter Park	2000 Perimeter Park Drive	Office	—	788	5,293	1,081	842	6,320	7,162	2,186	1997	1999
Perimeter Park	1700 Perimeter Park Drive	Office	—	1,230	10,754	2,819	1,260	13,543	14,803	4,642	1997	1999
Perimeter Park	5200 East Paramount	Office	—	1,748	14,291	1,320	1,797	15,562	17,359	4,432	1999	1999
Perimeter Park	2700 Perimeter Park	Industrial	—	662	1,831	1,894	662	3,725	4,387	1,144	2001	2001
Perimeter Park	5200 West Paramount	Office	—	1,831	12,608	1,503	1,831	14,111	15,942	4,725	2001	2001
Perimeter Park	2450 Perimeter Park Drive	Office	—	669	2,259	3	669	2,262	2,931	514	2002	2002
Perimeter Park	3800 Paramount Parkway	Office	—	2,657	7,271	3,240	2,657	10,511	13,168	3,025	2006	2006

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Perimeter Park	Lenovo BTS I	Office	—	1,439	16,961	1,509	1,439	18,470	19,909	3,612	2006	2006
Perimeter Park	Lenovo BTS II	Office	—	1,725	16,809	1,989	1,725	18,798	20,523	3,277	2007	2007
Perimeter Park	5221 Paramount Parkway	Office	—	1,661	14,086	2,172	1,661	16,258	17,919	1,503	2008	2008
Perimeter Park	2250 Perimeter Park	Office	—	2,290	6,981	2,431	2,290	9,412	11,702	1,532	2008	2008
Perimeter Park	Perimeter One	Office	—	5,880	13,605	9,253	5,880	22,858	28,738	4,883	2007	2007
Perimeter Park	Market at Perimeter Park-Bld A	Retail	—	1,149	1,708	155	1,149	1,863	3,012	155	2009	2009
Woodlake Center	100 Innovation Avenue (Woodlk)	Industrial	—	633	3,748	656	633	4,404	5,037	1,322	1994	1999
Woodlake Center	101 Innovation Ave(Woodlk III)	Industrial	—	615	3,971	148	615	4,119	4,734	1,187	1997	1999
Woodlake Center	200 Innovation Drive	Industrial	—	357	4,121	146	357	4,267	4,624	1,294	1999	1999
Woodlake Center	501 Innovation Ave.	Industrial	—	640	5,589	176	640	5,765	6,405	1,640	1999	1999
Woodlake Center	1000 Innovation (Woodlk 6)	Industrial	—	514	2,927	174	514	3,101	3,615	693	1996	2002
Woodlake Center	1200 Innovation (Woodlk 7)	Industrial	—	740	4,416	265	740	4,681	5,421	1,040	1996	2002
Woodlake Center	Woodlake VIII	Industrial	—	908	1,517	339	908	1,856	2,764	824	2004	2004

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired

Murfreesboro, Tennessee
Middle Tenn Med Ctr - MOB	Middle Tenn Med Ctr - MOB	Medical Office	—	—	20,564	3,994	7	24,551	24,558	1,947	2008	2008

Naperville, Illinois
Meridian Business Campus	1835 Jefferson	Industrial	—	3,180	7,959	5	3,184	7,960	11,144	1,793	2005	2003
I-88 West Suburban	175 Ambassador Drive	Industrial	—	4,778	11,252	—	4,778	11,252	16,030	—	2006	2010

Nashville, Tennessee
Airpark East	Airpark East-800 Commerce Dr.	Industrial	2,707	1,564	2,617	947	1,564	3,564	5,128	804	2002	2002
Lakeview Place	Three Lakeview	Office	—	2,126	11,248	3,442	2,126	14,690	16,816	4,652	1999	1999
Lakeview Place	One Lakeview Place	Office	—	2,046	10,755	(3,048)	2,123	7,630	9,753	4,022	1986	1998
Lakeview Place	Two Lakeview Place	Office	—	2,046	11,375	(3,457)	2,046	7,918	9,964	4,468	1988	1998
Riverview Business Center	Riverview Office Building	Office	—	847	5,431	1,712	847	7,143	7,990	2,325	1983	1999
Nashville Business Center	Nashville Business Center I	Industrial	—	936	5,943	1,224	936	7,167	8,103	2,096	1997	1999
Nashville Business Center	Nashville Business Center II	Industrial	—	5,659	10,206	845	5,659	11,051	16,710	2,864	2005	2005
Four-Forty Business Center	Four-Forty Business Center I	Industrial	—	938	6,454	115	938	6,569	7,507	1,894	1997	1999
Four-Forty Business Center	Four-Forty Business Center III	Industrial	—	1,812	7,325	1,208	1,812	8,533	10,345	2,405	1998	1999
Four-Forty Business Center	Four-Forty Business Center IV	Industrial	—	1,522	5,365	615	1,522	5,980	7,502	1,770	1997	1999
Four-Forty Business Center	Four-Forty Business Center V	Industrial	—	471	2,335	699	471	3,034	3,505	885	1999	1999
Four-Forty Business Center	Four-Forty Business Center II	Industrial	3,193	1,108	4,829	—	1,108	4,829	5,937	—	1996	2010

New Albany, Ohio
New Albany	6525 West Campus Oval	Office	—	842	3,572	2,460	881	5,993	6,874	1,853	1999	1999

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired

Niles, Illinois
Howard 220	Howard 220	Industrial	9,544	4,920	3,400	9,616	7,761	10,175	17,936	2,230	2008	2004

Norcross, Georgia
Gwinnett Park	1835 Shackleford Court	Office	—	29	5,591	(1,708)	29	3,883	3,912	1,901	1990	1999

Norfolk, Virginia
Norfolk Industrial Park	1400 Sewells Point Road	Industrial	2,432	1,463	5,723	417	1,463	6,140	7,603	654	1983	2007

Northlake, Illinois
Northlake 1 Park	Northlake I	Industrial	10,318	5,721	9,963	835	5,721	10,798	16,519	2,586	2002	2002
Northlake Distribution Park	Northlake III-Grnd Whse	Industrial	6,982	5,382	5,708	253	5,382	5,961	11,343	1,330	2006	2006

North Olmsted, Ohio
Great Northern Corporate Ctr.	Great Northern Corp Center I	Office	—	1,048	6,457	2,859	1,040	9,324	10,364	3,470	1985	1996
Great Northern Corporate Ctr.	Great Northern Corp Center II	Office	—	1,048	6,447	3,033	1,048	9,480	10,528	3,529	1987	1996
Great Northern Corporate Ctr.	Great Northern Corp Center III	Office	—	604	4,668	822	604	5,490	6,094	1,679	1999	1999

Oak Brook, Illinois
2000 York Road	2000 York Road	Office	—	2,625	15,825	377	2,625	16,202	18,827	11,783	1986	2005

Orlando, Florida
Liberty Park at Southcenter	Southcenter I-Brede/Allied BTS	Industrial	—	3,094	3,867	29	3,094	3,896	6,990	1,456	2003	2003
Parksouth Distribution Center	Parksouth Distribution Ctr. B	Industrial	—	565	4,871	550	570	5,416	5,986	1,803	1996	1999
Parksouth Distribution Center	Parksouth Distribution Ctr. A	Industrial	—	493	4,340	275	498	4,610	5,108	1,321	1997	1999
Parksouth Distribution Center	Parksouth Distribution Ctr. D	Industrial	—	593	4,075	549	597	4,620	5,217	1,343	1998	1999
Parksouth Distribution Center	Parksouth Distribution Ctr. E	Industrial	—	649	4,433	623	677	5,028	5,705	1,454	1997	1999
Parksouth Distribution Center	Parksouth Distribution Ctr. F	Industrial	—	1,030	4,767	1,529	1,232	6,094	7,326	1,865	1999	1999

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Parksouth Distribution Center	Parksouth Distribution Ctr. H	Industrial	—	725	3,109	225	754	3,305	4,059	911	2000	2000
Parksouth Distribution Center	Parksouth Distribution Ctr. C	Industrial	—	598	1,769	1,685	674	3,378	4,052	778	2003	2001
Parksouth Distribution Center	Parksouth-Benjamin Moore BTS	Industrial	—	708	2,070	27	1,129	1,676	2,805	582	2003	2003
Crossroads Business Park	Crossroads VII	Industrial	—	2,803	5,891	3,212	2,803	9,103	11,906	2,236	2006	2006
Crossroads Business Park	Crossroads VIII	Industrial	—	2,701	4,817	1,423	2,701	6,240	8,941	999	2007	2007

Otsego, Minnesota
Gateway North Business Center	Gateway North 1	Industrial	—	2,243	3,959	1,244	2,287	5,159	7,446	799	2007	2007

Pembroke Pines, Florida
Pembroke Pines	Pembroke Gardens	Retail	—	26,067	88,640	1,828	24,858	91,677	116,535	11,944	2007	2009

Phoenix, Arizona
Not Applicable	Estrella Buckeye	Industrial	4,475	1,796	5,778	—	1,796	5,778	7,574	291	1996	2010

Plainfield, Illinois
Edward Plainfield MOB I	Edward Plainfield MOB I	Medical Office	—	—	9,483	1,265	—	10,748	10,748	2,442	2006	2007

Plainfield, Indiana
Plainfield Business Park	Plainfield Building 1	Industrial	15,912	1,104	11,151	425	1,104	11,576	12,680	3,385	2000	2000
Plainfield Business Park	Plainfield Building 2	Industrial	17,522	1,387	8,874	3,099	2,868	10,492	13,360	4,461	2000	2000
Plainfield Business Park	Plainfield Building 3	Industrial	17,610	2,016	9,151	2,560	2,016	11,711	13,727	2,308	2002	2002
Plainfield Business Park	Plainfield Building 5	Industrial	11,794	2,726	6,488	444	2,726	6,932	9,658	1,714	2004	2004
Plainfield Business Park	Plainfield Building 8	Industrial	21,413	4,527	11,570	1,016	4,527	12,586	17,113	2,537	2006	2006

Plano, Texas
5556 & 5560 Tennyson Parkway	5560 Tennyson Parkway	Office	—	1,527	5,408	789	1,527	6,197	7,724	1,760	1997	1999

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
5556 & 5560 Tennyson Parkway	5556 Tennyson Parkway	Office	—	1,181	9,654	1,172	1,181	10,826	12,007	2,869	1999	1999
Baylor Plano MOB	Baylor Plano MOB	Medical Office	—	16	28,375	966	49	29,308	29,357	1,218	2009	2009

Plantation, Florida
South Pointe - Broward	Royal Palm I	Office	—	10,209	30,034	—	10,209	30,034	40,243	925	2001	2010
South Pointe - Broward	Royal Palm II	Office	—	8,935	29,368	—	8,935	29,368	38,303	787	2007	2010

Plymouth, Minnesota
Medicine Lake Indust Ctr	Medicine Lake Indus. Center	Industrial	615	1,145	5,944	1,827	1,145	7,771	8,916	2,642	1970	1997

Pompano Beach, Florida
Atlantic Business Center	Atlantic Business Center 1	Industrial	6,806	2,181	8,997	—	2,181	8,997	11,178	—	2000	2010
Atlantic Business Center	Atlantic Business Center 2	Industrial	5,781	1,959	8,082	—	1,959	8,082	10,041	—	2001	2010
Atlantic Business Center	Atlantic Business Center 3	Industrial	6,125	2,076	8,563	—	2,076	8,563	10,639	—	2001	2010
Atlantic Business Center	Atlantic Business Center 4A	Industrial	4,113	1,325	5,464	—	1,325	5,464	6,789	—	2002	2010
Atlantic Business Center	Atlantic Business Center 4B	Industrial	4,696	1,356	5,595	—	1,356	5,595	6,951	—	2002	2010
Atlantic Business Center	Atlantic Business Center 5A	Industrial	4,623	1,489	6,141	—	1,489	6,141	7,630	—	2002	2010
Atlantic Business Center	Atlantic Business Center 5B	Industrial	4,821	1,552	6,404	—	1,552	6,404	7,956	—	2004	2010
Atlantic Business Center	Atlantic Business Center 6A	Industrial	4,672	1,505	6,206	—	1,505	6,206	7,711	—	2004	2010
Atlantic Business Center	Atlantic Business Center 6B	Industrial	4,730	1,523	6,283	—	1,523	6,283	7,806	—	2002	2010
Atlantic Business Center	Atlantic Business Center 7A	Industrial	3,541	1,200	4,950	—	1,200	4,950	6,150	—	2005	2010
Atlantic Business Center	Atlantic Business Center 7B	Industrial	4,582	1,553	6,406	—	1,553	6,406	7,959	—	2004	2010
Atlantic Business Center	Atlantic Business Center 8	Industrial	4,870	958	3,952	—	958	3,952	4,910	—	2005	2010
Atlantic Business Center	Atlantic Business Center 9	Industrial	3,183	627	2,585	—	627	2,585	3,212	—	2006	2010
Park Central Industrial	Copans Business Park 3	Industrial	4,786	1,072	4,499	—	1,072	4,499	5,571	—	1989	2010

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Park Central Industrial	Copans Business Park 4	Industrial	4,115	933	3,847	—	933	3,847	4,780	—	1989	2010
Park Central Industrial	Park Central Business Park 1	Office	5,983	1,103	4,550	—	1,103	4,550	5,653	—	1985	2010
Park Central Industrial	Park Central Business Park 2	Industrial	1,258	229	963	—	229	963	1,192	—	1982	2010
Park Central Industrial	Park Central Business Park 3	Industrial	1,613	297	1,227	—	297	1,227	1,524	—	1982	2010
Park Central Industrial	Park Central Business Park 4	Industrial	1,940	358	1,475	—	358	1,475	1,833	—	1985	2010
Park Central Industrial	Park Central Business Park 5	Industrial	2,550	470	1,939	—	470	1,939	2,409	—	1986	2010
Park Central Industrial	Park Central Business Park 6	Industrial	2,175	401	1,654	—	401	1,654	2,055	—	1986	2010
Park Central Industrial	Park Central Business Park 7	Industrial	2,161	398	1,643	—	398	1,643	2,041	—	1986	2010
Park Central Industrial	Park Central Business Park 10	Industrial	3,544	673	2,776	—	673	2,776	3,449	—	1999	2010
Park Central Industrial	Park Central Business Park 11	Industrial	6,539	1,242	5,123	—	1,242	5,123	6,365	—	1995	2010
Pompano Commerce Center	Pompano Commerce Ctr I	Industrial	—	3,250	4,384	—	3,250	4,384	7,634	148	2010	2010
Pompano Commerce Center	Pompano Commerce Ctr III	Industrial	—	3,250	4,384	—	3,250	4,384	7,634	148	2010	2010
Sample 95	Sample 95 Business Park 1	Industrial	7,458	1,811	7,472	—	1,811	7,472	9,283	—	1999	2010
Sample 95	Sample 95 Business Park 4	Industrial	—	1,198	4,940	—	1,198	4,940	6,138	—	1999	2010
Atlantic Business Center	Atlantic Business Ctr. 10-KFC	Grounds	—	772	—	—	772	—	772	—	n/a	2010

Port Wentworth, Georgia
Grange Road	318 Grange Road	Industrial	2,059	957	4,231	58	957	4,289	5,246	635	2001	2006
Grange Road	246 Grange Road	Industrial	5,572	1,191	8,294	7	1,191	8,301	9,492	1,363	2006	2006
Crossroads (Savannah)	100 Ocean Link Way-Godley Rd	Industrial	10,023	2,306	13,389	81	2,336	13,440	15,776	2,019	2006	2006
Crossroads (Savannah)	500 Expansion Blvd	Industrial	4,266	649	6,282	17	649	6,299	6,948	558	2006	2008
Crossroads (Savannah)	400 Expansion Blvd	Industrial	9,682	1,636	14,506	9	1,636	14,515	16,151	1,271	2007	2008
Crossroads (Savannah)	605 Expansion Blvd	Industrial	5,705	1,615	7,456	25	1,615	7,481	9,096	679	2007	2008

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Crossroads (Savannah)	405 Expansion Blvd	Industrial	2,145	535	3,543	—	535	3,543	4,078	286	2008	2009
Crossroads (Savannah)	600 Expansion Blvd	Industrial	6,141	1,248	10,387	—	1,248	10,387	11,635	817	2008	2009
Crossroads (Savannah)	602 Expansion Blvd	Industrial	—	1,840	12,181	8	1,840	12,189	14,029	733	2009	2009

Raleigh, North Carolina
Brook Forest	Brook Forest I	Office	—	1,242	4,644	1,258	1,242	5,902	7,144	1,633	2000	2000
Centerview	5540 Centerview Drive	Office	—	773	5,909	1,580	773	7,489	8,262	1,987	1986	2003
Centerview	5565 Centerview Drive	Office	—	513	4,610	789	513	5,399	5,912	1,342	1999	2003
Crabtree Overlook	Crabtree Overlook	Office	—	2,164	15,288	424	2,164	15,712	17,876	3,774	2001	2001
Interchange Plaza	801 Jones Franklin Road	Office	—	1,351	7,477	1,023	1,351	8,500	9,851	2,723	1995	1999
Interchange Plaza	5520 Capital Center Drive	Office	—	842	3,824	725	842	4,549	5,391	1,314	1993	1999
Walnut Creek	Walnut Creek Business Park #1	Industrial	—	419	2,084	582	442	2,643	3,085	857	2001	2001
Walnut Creek	Walnut Creek Business Park #2	Industrial	—	456	3,143	312	487	3,424	3,911	1,403	2001	2001
Walnut Creek	Walnut Creek Business Park #3	Industrial	—	679	3,284	1,244	719	4,488	5,207	1,150	2001	2001
Walnut Creek	Walnut Creek IV	Industrial	—	2,038	2,152	1,452	2,083	3,559	5,642	1,431	2004	2004
Walnut Creek	Walnut Creek V	Industrial	—	1,718	3,302	602	1,718	3,904	5,622	642	2008	2008

Romeoville, Illinois
Park 55	Park 55 Bldg. 1	Industrial	9,647	6,433	8,408	949	6,433	9,357	15,790	2,659	2005	2005
Crossroads Business Park	Crossroads 2	Industrial	—	2,938	9,578	—	2,938	9,578	12,516	195	1999	2010
Crossroads Business Park	Crossroads 5	Industrial	—	5,296	6,403	—	5,296	6,403	11,699	328	2009	2010

Rosemont, Illinois
O'Hare International Ctr	O'Hare International Ctr I	Office	—	7,700	23,672	1,384	7,700	25,056	32,756	4,818	1984	2005
O'Hare International Ctr	O'Hare International Ctr II	Office	—	8,103	31,844	4,134	8,103	35,978	44,081	12,647	1987	2005
Riverway	Riverway East	Office	15,552	13,853	25,400	2,689	13,853	28,089	41,942	6,127	1987	2005
Riverway	Riverway West	Office	19,217	3,294	39,063	5,800	3,294	44,863	48,157	13,599	1989	2005
Riverway	Riverway Central	Office	29,786	4,229	66,544	8,979	4,229	75,523	79,752	18,530	1989	2005

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Riverway	Riverway MW II (Ground Lease)	Grounds	—	586	—	—	586	—	586	—	n/a	2007

Sandy Springs, Georgia
Center Pointe Medical I and II	Center Pointe I and II	Medical Office	—	9,697	29,098	17,676	9,697	46,774	56,471	13,921	2010	2007

Savannah, Georgia
Gulfstream Road	198 Gulfstream	Industrial	5,559	549	3,805	154	549	3,959	4,508	514	1997	2006
Gulfstream Road	194 Gulfstream	Industrial	522	412	2,514	15	412	2,529	2,941	335	1998	2006
Gulfstream Road	190 Gulfstream	Industrial	1,355	689	4,916	—	689	4,916	5,605	880	1999	2006
Grange Road	250 Grange Road	Industrial	3,533	928	8,648	7	928	8,655	9,583	1,386	2002	2006
Grange Road	248 Grange Road	Industrial	1,505	664	3,496	8	664	3,504	4,168	567	2002	2006
SPA Park	80 Coleman Blvd.	Industrial	1,526	782	2,962	—	782	2,962	3,744	403	2002	2006
Crossroads (Savannah)	163 Portside Court	Industrial	21,201	8,433	8,366	20	8,433	8,386	16,819	2,384	2004	2006
Crossroads (Savannah)	151 Portside Court	Industrial	2,911	966	7,155	35	966	7,190	8,156	910	2003	2006
Crossroads (Savannah)	175 Portside Court	Industrial	12,443	4,300	15,696	61	4,301	15,756	20,057	2,905	2005	2006
Crossroads (Savannah)	150 Portside Court	Industrial	7,834	3,071	23,001	788	3,071	23,789	26,860	4,005	2001	2006
Crossroads (Savannah)	235 Jimmy Deloach Parkway	Industrial	2,855	1,074	8,442	37	1,074	8,479	9,553	1,361	2001	2006
Crossroads (Savannah)	239 Jimmy Deloach Parkway	Industrial	2,468	1,074	7,141	37	1,074	7,178	8,252	1,165	2001	2006
Crossroads (Savannah)	246 Jimmy Deloach Parkway	Industrial	3,386	992	5,383	14	992	5,397	6,389	887	2006	2006
Port of Savannah	276 Jimmy Deloach Land	Grounds	—	2,267	—	—	2,267	—	2,267	220	n/a	2006
Crossroads (Savannah)	200 Ocean Link Way	Industrial	6,453	878	10,021	14	883	10,030	10,913	1,018	2006	2008

Sea Brook, Texas
Not Applicable	Bayport Logistics Center	Industrial	—	2,629	13,284	—	2,629	13,284	15,913	—	2009	2010

Seven Hills, Ohio
Rock Run Business Campus	Rock Run North	Office	—	837	5,307	(2,192)	960	2,992	3,952	2,345	1984	1996
Rock Run Business Campus	Rock Run Center	Office	—	1,046	6,533	(2,955)	1,169	3,455	4,624	2,913	1985	1996

Sharonville, Ohio
Mosteller Distribution Center	Mosteller Distribution Ctr. I	Industrial	—	1,275	5,209	3,550	1,275	8,759	10,034	3,906	1996	1996

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Mosteller Distribution Center	Mosteller Distribution Ctr. II	Industrial	—	828	4,060	1,598	828	5,658	6,486	2,602	1997	1997

St. Louis Park, Minnesota
The West End	1600 Tower	Office	—	2,321	26,928	6,867	2,516	33,600	36,116	9,803	2000	2000
The West End	MoneyGram Tower	Office	—	3,039	34,757	7,080	3,033	41,843	44,876	13,035	1987	1999
Minneapolis West	Chilies Ground Lease	Grounds	—	921	—	157	1,078	—	1,078	53	n/a	1998
Minneapolis West	Olive Garden Ground Lease	Grounds	—	921	—	114	1,035	—	1,035	61	n/a	1998

St. Louis, Missouri
Lakeside Crossing	Lakeside Crossing Building One	Industrial	—	596	1,572	527	480	2,215	2,695	915	2002	2002
Lakeside Crossing	Lakeside Crossing Building II	Industrial	—	783	1,964	20	782	1,985	2,767	1,019	2003	2003
Lakeside Crossing	Lakeside Crossing Building III	Industrial	—	1,905	3,986	360	1,623	4,628	6,251	1,408	2002	2002
Lakeside Crossing	Lakeside Crossing V	Office	—	750	1,130	17	750	1,147	1,897	351	2004	2004
Lakeside Crossing	Lakeside Crossing Building VI	Industrial	—	1,079	2,125	2,298	1,333	4,169	5,502	2,132	2002	2002
Laumeier Office Park	Laumeier I	Office	—	1,384	8,326	4,603	1,220	13,093	14,313	4,962	1987	1995
Laumeier Office Park	Laumeier II	Office	—	1,421	9,065	2,506	1,258	11,734	12,992	5,127	1988	1995
Laumeier Office Park	Laumeier IV	Office	—	1,029	6,493	1,489	1,029	7,982	9,011	2,832	1987	1998
Maryville Center	530 Maryville Centre	Office	—	2,219	14,214	3,105	2,219	17,319	19,538	6,069	1990	1997
Maryville Center	550 Maryville Centre	Office	—	1,996	12,447	2,338	1,996	14,785	16,781	5,627	1988	1997
Maryville Center	635-645 Maryville Centre	Office	—	3,048	17,522	3,042	3,048	20,564	23,612	7,348	1987	1997
Maryville Center	655 Maryville Centre	Office	—	1,860	13,067	2,319	1,860	15,386	17,246	5,265	1994	1997
Maryville Center	540 Maryville Centre	Office	—	2,219	13,842	2,347	2,219	16,189	18,408	6,003	1990	1997
Maryville Center	520 Maryville Centre	Office	—	2,404	14,004	1,395	2,404	15,399	17,803	4,872	1999	1999
Maryville Center	625 Maryville Centre	Office	—	2,509	10,956	618	2,509	11,574	14,083	3,370	1996	2002
Westport Place	Westport Center I	Industrial	—	1,707	5,040	920	1,707	5,960	7,667	2,618	1998	1998

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Westport Place	Westport Center II	Industrial	—	914	1,924	425	914	2,349	3,263	967	1998	1998
Westport Place	Westport Center III	Industrial	—	1,206	2,651	841	1,206	3,492	4,698	1,248	1999	1999
Westport Place	Westport Center V	Industrial	—	493	1,274	74	493	1,348	1,841	456	2000	2000
Westport Place	Westport Place	Office	—	1,990	5,478	2,138	1,990	7,616	9,606	3,108	2000	2000
Westmark	Westmark	Office	—	1,497	9,173	2,409	1,342	11,737	13,079	4,747	1987	1995
Westview Place	Westview Place	Office	—	669	7,544	4,276	669	11,820	12,489	5,073	1988	1995
Woodsmill Commons	Woodsmill Commons II (400)	Office	—	1,718	7,663	852	1,718	8,515	10,233	2,256	1985	2003
Woodsmill Commons	Woodsmill Commons I (424)	Office	—	1,836	7,109	1,276	1,836	8,385	10,221	2,096	1985	2003

Stafford, Texas
Stafford	Stafford Distribution Center	Industrial	—	3,502	5,433	2,954	3,502	8,387	11,889	1,403	2008	2008

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Sterling, Virginia
TransDulles Centre	22800 Davis Drive	Office	—	2,550	11,250	110	2,550	11,360	13,910	1,574	1989	2006
TransDulles Centre	22714 Glenn Drive	Industrial	—	3,973	4,422	1,015	3,973	5,437	9,410	976	2007	2007

Suffolk, Virginia
Northgate Commerce Park	101 Industrial Drive, Bldg. A	Industrial	—	1,558	8,230	(21)	1,558	8,209	9,767	713	2007	2007
Northgate Commerce Park	103 Industrial Drive	Industrial	—	1,558	8,230	—	1,558	8,230	9,788	714	2007	2007

Sumner, Washington
Not Applicable	Sumner Transit	Industrial	17,117	16,032	5,935	276	16,032	6,211	22,243	1,330	2005	2007

Sunrise, Florida
Sawgrass Pointe	Sawgrass - Building B	Office	—	1,211	4,693	1,394	1,211	6,087	7,298	1,947	1999	2001
Sawgrass Pointe	Sawgrass - Building A	Office	—	1,147	3,875	165	1,147	4,040	5,187	1,027	2000	2001
Sawgrass Pointe	Sawgrass Pointe I	Office	—	3,484	21,132	8,479	3,484	29,611	33,095	9,369	2002	2002
Sawgrass Pointe	Sawgrass Pointe II	Office	—	3,481	11,973	(85)	3,481	11,888	15,369	1,698	2009	2009

Suwanee, Georgia
Horizon Business Center	90 Horizon Drive	Industrial	—	180	1,247	—	180	1,247	1,427	24	2001	2010
Horizon Business Center	225 Horizon Drive	Industrial	—	457	2,077	—	457	2,077	2,534	43	1990	2010
Horizon Business Center	250 Horizon Drive	Industrial	—	1,625	5,870	—	1,625	5,870	7,495	161	1997	2010
Horizon Business Center	70 Crestridge Drive	Industrial	—	956	3,600	—	956	3,600	4,556	91	1998	2010
Horizon Business Center	2780 Horizon Ridge	Industrial	—	1,143	5,723	—	1,143	5,723	6,866	126	1997	2010
Horizon Business Center	2800 Vista Ridge Drive	Industrial	—	1,557	2,625	—	1,557	2,625	4,182	108	1995	2010
Horizon Business Center	25 Crestridge Drive	Industrial	—	723	2,439	—	723	2,439	3,162	52	1999	2010
Horizon Business Center	Genera Corp. BTS	Industrial	—	1,505	4,952	—	1,505	4,952	6,457	121	2006	2010
Northbrook	1000 Northbrook Parkway	Industrial	—	756	3,322	—	756	3,322	4,078	76	1986	2010

Tampa, Florida
Fairfield Distribution Center	Fairfield Distribution Ctr I	Industrial	—	483	2,621	124	487	2,741	3,228	834	1998	1999

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Fairfield Distribution Center	Fairfield Distribution Ctr II	Industrial	—	530	4,900	124	534	5,020	5,554	1,490	1998	1999
Fairfield Distribution Center	Fairfield Distribution Ctr III	Industrial	—	334	2,745	134	338	2,875	3,213	819	1999	1999
Fairfield Distribution Center	Fairfield Distribution Ctr IV	Industrial	—	600	1,711	1,274	604	2,981	3,585	952	1999	1999
Fairfield Distribution Center	Fairfield Distribution Ctr V	Industrial	—	488	2,635	263	488	2,898	3,386	792	2000	2000
Fairfield Distribution Center	Fairfield Distribution Ctr VI	Industrial	—	555	3,762	758	555	4,520	5,075	1,160	2001	2001
Fairfield Distribution Center	Fairfield Distribution Ctr VII	Industrial	—	394	1,857	758	394	2,615	3,009	623	2001	2001
Fairfield Distribution Center	Fairfield Distrib. Ctr. VIII	Industrial	—	1,082	2,071	412	1,082	2,483	3,565	636	2004	2004
Eagle Creek Business Center	Eagle Creek Business Ctr. I	Industrial	—	3,705	3,072	1,034	3,705	4,106	7,811	1,469	2006	2006
Eagle Creek Business Center	Eagle Creek Business Ctr. II	Industrial	—	2,354	2,272	969	2,354	3,241	5,595	988	2007	2007
Eagle Creek Business Center	Eagle Creek Business Ctr. III	Industrial	—	2,332	2,237	1,430	2,332	3,667	5,999	801	2007	2007
Highland Oaks	Highland Oaks I	Office	—	1,525	11,906	1,886	1,525	13,792	15,317	3,970	1999	1999
Highland Oaks	Highland Oaks II	Office	—	1,605	10,762	3,847	1,605	14,609	16,214	5,806	1999	1999
Highland Oaks	Highland Oaks III	Office	—	2,882	8,871	689	2,522	9,920	12,442	2,094	2007	2007
Highland Oaks	Highland Oaks IV	Office	—	3,068	9,962	4,066	3,068	14,028	17,096	1,286	2008	2008
Highland Oaks	Highland Oaks V	Office	—	2,412	6,524	3,421	2,412	9,945	12,357	2,437	2007	2007

Titusville, Florida
Retail Development	Crossroads Marketplace	Retail	—	12,678	4,451	(3,034)	11,922	2,173	14,095	2,326	2007	2007

West Chester, Ohio
Centre Pointe Office Park	Centre Pointe I	Office	—	2,501	7,554	725	2,501	8,279	10,780	1,733	2000	2004
Centre Pointe Office Park	Centre Pointe II	Office	—	2,056	8,186	305	2,056	8,491	10,547	1,718	2001	2004
Centre Pointe Office Park	Centre Pointe III	Office	—	2,048	8,089	1,247	2,048	9,336	11,384	2,134	2002	2004
Centre Pointe Office Park	Centre Pointe IV	Office	—	2,013	9,017	1,540	2,932	9,638	12,570	2,646	2005	2005
Centre Pointe Office Park	Centre Pointe VI	Office	—	2,759	8,266	3,179	2,759	11,445	14,204	1,574	2008	2008
World Park at Union Centre	World Park at Union Centre 10	Industrial	—	2,150	5,503	7,408	2,151	12,910	15,061	3,290	2006	2006
World Park at Union Centre	World Park at Union Centre 11	Industrial	—	2,592	6,936	27	2,592	6,963	9,555	2,374	2004	2004

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
World Park at Union Centre	World Park at Union Centre 1	Industrial	—	300	2,902	—	300	2,902	3,202	88	1998	2010
World Park at Union Centre	World Park at Union Centre 2	Industrial	—	287	2,394	—	287	2,394	2,681	63	1999	2010
World Park at Union Centre	World Park at Union Centre 3	Industrial	—	1,125	6,042	—	1,125	6,042	7,167	121	1998	2010
World Park at Union Centre	World Park at Union Centre 4	Industrial	—	335	2,085	—	335	2,085	2,420	51	1999	2010
World Park at Union Centre	World Park at Union Centre 5	Industrial	—	482	2,415	—	482	2,415	2,897	52	1999	2010
World Park at Union Centre	World Park at Union Centre 6	Industrial	—	1,219	6,268	—	1,219	6,268	7,487	124	1999	2010
World Park at Union Centre	World Park at Union Centre 7	Industrial	—	1,918	5,208	—	1,918	5,208	7,126	145	2005	2010
World Park at Union Centre	World Park at Union Centre 8	Industrial	—	1,160	6,111	—	1,160	6,111	7,271	136	1999	2010
World Park at Union Centre	World Park at Union Centre 9	Industrial	—	1,189	5,924	—	1,189	5,924	7,113	146	2001	2010
North Pointe at Union Centre	North Pointe at Union Centre I	Office	—	2,878	17,467	426	2,878	17,893	20,771	822	2010	2010
North Pointe at Union Centre	North Pointe at Union Ctr II	Office	—	2,904	16,861	286	2,904	17,147	20,051	657	2010	2010

West Jefferson, Ohio
Park 70 at West Jefferson	Restoration Hardware BTS	Industrial	—	6,454	24,812	2,443	6,510	27,199	33,709	2,922	2008	2008

West Palm Beach, Florida
Duke Realty Park of Commerce	Park of Commerce 1	Industrial	—	626	2,583	—	626	2,583	3,209	—	2010	2010
Duke Realty Park of Commerce	Park of Commerce 3	Industrial	—	1,085	4,475	—	1,085	4,475	5,560	—	2010	2010
Duke Realty Airport Center	Airport Center 1	Industrial	5,527	1,595	6,580	—	1,595	6,580	8,175	—	2002	2010
Duke Realty Airport Center	Airport Center 2	Industrial	3,966	1,166	4,809	—	1,166	4,809	5,975	—	2002	2010
Duke Realty Airport Center	Airport Center 3	Industrial	3,988	1,136	4,685	—	1,136	4,685	5,821	—	2002	2010

Westmont, Illinois
Oakmont Corporate Center	Oakmont Tech Center	Office	—	1,501	8,554	2,535	1,703	10,887	12,590	4,079	1989	1998

Duke Realty Corporation Real Estate and Accumulated Depreciation December 31, 2010 (in thousands)						Schedule 3
				Initial Cost		Cost Capitalized Subsequent to Development or Acquisition	Gross Book Value 12/31/10
Development	Name	Building Type	Encumbrances	Land	Buildings		Land/Land Imp	Bldgs/TI	Total (1)	Accumulated Depreciation (2)	Year Constructed	Year Acquired
Weston, Florida
Weston Pointe	Weston Pointe I	Office	—	2,580	9,431	2,058	2,580	11,489	14,069	2,634	1999	2003
Weston Pointe	Weston Pointe II	Office	—	2,183	10,752	2,110	2,183	12,862	15,045	3,111	2000	2003
Weston Pointe	Weston Pointe III	Office	—	2,183	11,531	757	2,183	12,288	14,471	2,715	2001	2003
Weston Pointe	Weston Pointe IV	Office	—	3,349	10,686	3,210	3,349	13,896	17,245	3,951	2006	2006

Zionsville, Indiana
Anson	Marketplace at Anson	Retail	—	2,147	2,727	2,078	2,147	4,805	6,952	755	2007	2007
	Accum. Depr. on Improvements of Undeveloped Land									9,273
	Eliminations					240	1,009	(769)	240	(1,988)
			1,065,628	1,208,036	5,051,925	772,928	1,234,124	5,798,765	7,032,889	1,406,437

(1) The tax basis (in thousands) of our real estate assets at 12/31/10 was approximately  $7,208,536 for federal income tax purposes.
(2) Depreciation of real estate is computed using the straight-line method over 40 years for buildings and 15 years for land improvements for properties that we develop, 30 years for buildings and 10 years for land improvements for properties that we acquire, and shorter periods based on lease terms (generally 3 to 10 years) for tenant improvements.

	Real Estate Assets			Accumulated Depreciation
	2010	2009	2008	2010	2009	2008
Balance at beginning of year	$6,390,119	$6,297,922	$5,765,747	$1,311,733	$1,167,113	$990,280
Acquisitions	449,530	29,726	56,304	—	—	—
Construction costs and tenant improvements	162,301	307,157	812,084	—	—	—
Depreciation expense	—	—	—	271,058	266,803	246,440
Consolidation of previously unconsolidated properties	530,573	176,038	85,201	—	—	—
	7,532,523	6,810,843	6,719,336	1,582,791	1,433,916	1,236,720
Deductions during year:
Cost of real estate sold or contributed	(421,325)	(258,854)	(367,922)	(97,699)	(32,087)	(16,115)
Impairment Allowance	—	(71,774)	—	—	—	—
Write-off of fully amortized assets	(78,309)	(90,096)	(53,492)	(78,655)	(90,096)	(53,492)
Balance at end of year	$7,032,889	$6,390,119	$6,297,922	$1,406,437	$1,311,733	$1,167,113